UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:    USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2014



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2014


[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA HIGH INCOME FUND]

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        ANNUAL REPORT
        USAA HIGH INCOME FUND
        FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
        JULY 31, 2014
 ==========================================================

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO REMEMBER DRAMATIC
HEADLINES ARE DESIGNED TO ELICIT AN EMOTIONAL
REACTION - AND EMOTIONAL STATES OF MIND ARE         [PHOTO OF BROOKS ENGLEHARDT]
USUALLY DETRIMENTAL TO LONG-TERM INVESTMENT
DECISION-MAKING."

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SEPTEMBER 2014

Much to the surprise of many market participants, longer-term interest rates trended down during the one-year reporting period. Rates had been expected to rise once the U.S. Federal Reserve (the Fed) began reducing - or "tapering" - its quantitative easing (QE) asset purchases. (Through QE, the Fed had been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) However, while longer-term rates rose in anticipation of the taper, they actually fell after the Fed started to trim its asset purchases during January of this year. As a result, investors saw the value of their longer-maturity bond holdings increase (bond prices move in the opposite direction of interest rates). Meanwhile, the U.S. economy - which had slowly strengthened during 2013 - took a step back in the first quarter of 2014, contracting by approximately 2%. Although conditions improved in the second quarter, with the economy expanding by about 4%, economic growth overall during the first half of 2014 was a tepid 2%.

What did all of this mean for investors? The drop in longer-term interest rates meant they had to look for higher yields in riskier asset classes, which helped fuel a rally in the U.S. stock market. Many stocks recorded double-digit gains during the reporting period, with small-cap stocks outperforming large-cap stocks. Interestingly, market volatility was low despite mounting geopolitical tensions, including Russia's involvement in the Ukraine, extremist threats to Iraq, and the Gaza-Israel conflict.

Given what happened during the reporting period, you may want to consider reviewing your investment plan and determine if it would be appropriate

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to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. Whatever decision you make, it should be made in the context of your investment plan, which should be based on your goals - such as preparing for retirement - as well as your time horizon and risk tolerance. If you would like some help, please give our advisors a call - they are available to assist you.

Looking ahead, the Fed is likely to continue tapering its QE asset purchases and may end them altogether in October. Longer term, we expect interest rates to rise at a moderate pace and for bond prices to edge down. Higher interest rates could also make riskier asset classes, such as stocks and high-yield securities, less attractive to investors who will be able to find higher yields elsewhere.

At the same time, geopolitical turmoil is likely to persist, along with dramatic headlines. It is important to remember dramatic headlines are designed to elicit an emotional reaction - and emotional states of mind are usually detrimental to long-term investment decision-making. Shareholders must try to look through the media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments.

Rest assured, we will continue monitoring geopolitical events, economic trends, Fed policy, and other factors that could potentially affect your investments. We remain committed to providing you with our best advice, top-notch service, and a variety of mutual funds. From all of us here at USAA Asset Management Company, thank you for allowing us to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER(S) COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Distributions to Shareholders                                            15

    Report of Independent Registered Public Accounting Firm                  16

    Portfolio of Investments                                                 17

    Notes to Portfolio of Investments                                        40

    Financial Statements                                                     44

    Notes to Financial Statements                                            47

EXPENSE EXAMPLE                                                              66

ADVISORY AGREEMENT(S)                                                        68

TRUSTEES' AND OFFICERS' INFORMATION                                          73

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA HIGH INCOME FUND (THE FUND) SEEKS TO PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND SECONDARILY THROUGH CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund primarily invests its assets in a broad range of U.S. dollar-denominated high-yield securities, including bonds (often referred to as "junk" bonds), convertible securities, leveraged loans, or preferred stocks, with an emphasis on non-investment-grade debt securities. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities, including in each case emerging markets securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER(S) COMMENTARY ON THE FUND

--------------------------------------------------------------------------------
[PHOTO OF R. MATTHEW FREUND]                    [PHOTO OF JULIANNE BASS]

   R. MATTHEW FREUND, CFA                          JULIANNE BASS, CFA
   USAA Asset                                      USAA Asset
   Management Company                              Management Company
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o  WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   At the beginning of the reporting period, interest rates rose in anticipation that the U.S. Federal Reserve (the Fed) would announce a reduction - or "taper" - in the pace of its monthly purchases of U.S. Treasury securities and mortgage-backed securities. Bond prices, which tend to move in the opposite direction of rates, declined. At the beginning of the reporting period, the yield on a 10-year U.S. government bond stood at 2.58% and rose to nearly 3% in early September of last year. During the same month, interest rates fell after the Fed said it would continue its bond purchases. Interest rates continued to drop as investors sought to understand the Fed's intentions and in response to the partial U.S. government shutdown and debt ceiling debate. In December of last year, the Fed announced that it would start tapering in January 2014, which resulted in the yield on a 10-year U.S. government bond reaching a high for the reporting period of 3.03% on December 31, 2013. However, once the taper began, interest rates fell once again, with the yield on a 10-year U.S. government bond dropping to a low of 2.44% on May 28, 2014. By the end of the reporting period, the yield on a 10-year U.S. government bond once again edged up to 2.56%, ending the reporting period slightly lower than it began.

   Long-term yields fell more than intermediate-term yields during the reporting period, with the yield on a 30-year U.S. government bond starting the reporting period at 3.64% and ending it at 3.32%. As a result, longer duration bonds outperformed intermediate duration government bonds and significantly outperformed short-term bonds. At its

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2  | USAA HIGH INCOME FUND

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                        o 10-YEAR U.S. TREASURY YIELDS o

                     [CHART OF 10-YEAR U.S. TREASURY YIELDS]

                       YIELD IN PERCENT
 7/31/2013                   2.577%
  8/1/2013                   2.707
  8/2/2013                   2.597
  8/5/2013                   2.634
  8/6/2013                   2.643
  8/7/2013                     2.6
  8/8/2013                    2.59
  8/9/2013                   2.579
 8/12/2013                   2.621
 8/13/2013                    2.72
 8/14/2013                   2.714
 8/15/2013                   2.767
 8/16/2013                   2.826
 8/19/2013                   2.881
 8/20/2013                   2.815
 8/21/2013                   2.894
 8/22/2013                   2.885
 8/23/2013                   2.815
 8/26/2013                   2.786
 8/27/2013                    2.71
 8/28/2013                   2.766
 8/29/2013                   2.763
 8/30/2013                   2.785
  9/2/2013                   2.785
  9/3/2013                   2.859
  9/4/2013                   2.898
  9/5/2013                   2.995
  9/6/2013                   2.935
  9/9/2013                   2.913
 9/10/2013                   2.965
 9/11/2013                   2.913
 9/12/2013                    2.91
 9/13/2013                   2.886
 9/16/2013                   2.865
 9/17/2013                   2.848
 9/18/2013                   2.689
 9/19/2013                   2.753
 9/20/2013                   2.735
 9/23/2013                   2.701
 9/24/2013                   2.656
 9/25/2013                   2.629
 9/26/2013                   2.651
 9/27/2013                   2.625
 9/30/2013                   2.611
 10/1/2013                   2.651
 10/2/2013                   2.618
 10/3/2013                   2.605
 10/4/2013                   2.646
 10/7/2013                   2.627
 10/8/2013                   2.633
 10/9/2013                   2.664
10/10/2013                   2.682
10/11/2013                   2.688
10/14/2013                   2.688
10/15/2013                   2.729
10/16/2013                   2.664
10/17/2013                    2.59
10/18/2013                   2.579
10/21/2013                   2.602
10/22/2013                   2.513
10/23/2013                   2.502
10/24/2013                   2.521
10/25/2013                    2.51
10/28/2013                   2.524
10/29/2013                   2.504
10/30/2013                   2.539
10/31/2013                   2.555
 11/1/2013                   2.623
 11/4/2013                   2.604
 11/5/2013                   2.671
 11/6/2013                   2.643
 11/7/2013                   2.601
 11/8/2013                   2.749
11/11/2013                   2.749
11/12/2013                   2.774
11/13/2013                     2.7
11/14/2013                   2.691
11/15/2013                   2.704
11/18/2013                   2.667
11/19/2013                   2.708
11/20/2013                     2.8
11/21/2013                   2.785
11/22/2013                   2.744
11/25/2013                   2.729
11/26/2013                   2.709
11/27/2013                   2.738
11/28/2013                   2.738
11/29/2013                   2.745
 12/2/2013                   2.796
 12/3/2013                   2.783
 12/4/2013                   2.835
 12/5/2013                   2.873
 12/6/2013                   2.856
 12/9/2013                    2.84
12/10/2013                   2.802
12/11/2013                   2.854
12/12/2013                   2.878
12/13/2013                   2.866
12/16/2013                   2.879
12/17/2013                   2.836
12/18/2013                   2.894
12/19/2013                    2.93
12/20/2013                    2.89
12/23/2013                   2.928
12/24/2013                   2.979
12/25/2013                   2.979
12/26/2013                   2.991
12/27/2013                   3.001
12/30/2013                   2.971
12/31/2013                   3.029
  1/1/2014                   3.029
  1/2/2014                    2.99
  1/3/2014                   2.996
  1/6/2014                   2.959
  1/7/2014                    2.94
  1/8/2014                    2.99
  1/9/2014                   2.966
 1/10/2014                   2.859
 1/13/2014                   2.827
 1/14/2014                   2.872
 1/15/2014                   2.892
 1/16/2014                   2.842
 1/17/2014                    2.82
 1/20/2014                    2.82
 1/21/2014                    2.83
 1/22/2014                   2.866
 1/23/2014                   2.778
 1/24/2014                   2.716
 1/27/2014                   2.749
 1/28/2014                    2.75
 1/29/2014                   2.678
 1/30/2014                   2.696
 1/31/2014                   2.645
  2/3/2014                   2.577
  2/4/2014                    2.63
  2/5/2014                   2.668
  2/6/2014                   2.701
  2/7/2014                   2.684
 2/10/2014                   2.668
 2/11/2014                   2.726
 2/12/2014                   2.762
 2/13/2014                   2.733
 2/14/2014                   2.744
 2/17/2014                   2.744
 2/18/2014                   2.708
 2/19/2014                    2.74
 2/20/2014                   2.752
 2/21/2014                   2.732
 2/24/2014                   2.739
 2/25/2014                   2.703
 2/26/2014                   2.666
 2/27/2014                    2.64
 2/28/2014                   2.648
  3/3/2014                   2.602
  3/4/2014                   2.699
  3/5/2014                   2.706
  3/6/2014                   2.738
  3/7/2014                   2.789
 3/10/2014                   2.778
 3/11/2014                   2.769
 3/12/2014                   2.731
 3/13/2014                   2.645
 3/14/2014                   2.655
 3/17/2014                   2.693
 3/18/2014                   2.673
 3/19/2014                   2.773
 3/20/2014                   2.773
 3/21/2014                   2.743
 3/24/2014                   2.729
 3/25/2014                   2.749
 3/26/2014                   2.693
 3/27/2014                   2.682
 3/28/2014                   2.722
 3/31/2014                   2.719
  4/1/2014                   2.753
  4/2/2014                   2.805
  4/3/2014                   2.798
  4/4/2014                   2.722
  4/7/2014                   2.701
  4/8/2014                   2.682
  4/9/2014                   2.691
 4/10/2014                   2.648
 4/11/2014                   2.626
 4/14/2014                   2.648
 4/15/2014                   2.629
 4/16/2014                   2.629
 4/17/2014                   2.722
 4/18/2014                   2.722
 4/21/2014                   2.716
 4/22/2014                   2.711
 4/23/2014                     2.7
 4/24/2014                   2.681
 4/25/2014                   2.663
 4/28/2014                   2.701
 4/29/2014                   2.692
 4/30/2014                   2.647
  5/1/2014                   2.614
  5/2/2014                   2.585
  5/5/2014                   2.608
  5/6/2014                   2.592
  5/7/2014                   2.589
  5/8/2014                   2.617
  5/9/2014                   2.624
 5/12/2014                   2.662
 5/13/2014                    2.61
 5/14/2014                   2.544
 5/15/2014                    2.49
 5/16/2014                   2.524
 5/19/2014                   2.545
 5/20/2014                   2.512
 5/21/2014                   2.533
 5/22/2014                   2.551
 5/23/2014                   2.533
 5/26/2014                   2.533
 5/27/2014                   2.515
 5/28/2014                   2.444
 5/29/2014                   2.465
 5/30/2014                   2.477
  6/2/2014                   2.528
  6/3/2014                   2.599
  6/4/2014                   2.603
  6/5/2014                   2.583
  6/6/2014                   2.588
  6/9/2014                   2.604
 6/10/2014                   2.645
 6/11/2014                    2.64
 6/12/2014                   2.596
 6/13/2014                   2.604
 6/16/2014                   2.598
 6/17/2014                   2.653
 6/18/2014                   2.585
 6/19/2014                   2.621
 6/20/2014                   2.606
 6/23/2014                   2.627
 6/24/2014                   2.579
 6/25/2014                    2.56
 6/26/2014                   2.529
 6/27/2014                   2.535
 6/30/2014                   2.531
  7/1/2014                   2.566
  7/2/2014                   2.627
  7/3/2014                   2.639
  7/4/2014                   2.639
  7/7/2014                   2.612
  7/8/2014                   2.557
  7/9/2014                   2.551
 7/10/2014                   2.537
 7/11/2014                   2.517
 7/14/2014                   2.548
 7/15/2014                   2.548
 7/16/2014                   2.527
 7/17/2014                   2.447
 7/18/2014                   2.482
 7/21/2014                   2.468
 7/22/2014                   2.461
 7/23/2014                   2.466
 7/24/2014                   2.503
 7/25/2014                   2.466
 7/28/2014                   2.486
 7/29/2014                   2.461
 7/30/2014                   2.558
 7/31/2014                   2.559

                                   [END CHART]

                         Source: Bloomberg Finance L.P.

   March 2014 policy meeting, the Fed dropped its 6.5% unemployment rate threshold as a target for when it might be appropriate to raise short-term interest rates and said it was assessing a wide range of qualitative measures instead.

   During the reporting period, riskier and lower-quality securities performed well, as investors sought higher yields in the low interest rate environment. U.S. stocks generated double-digit returns, with little market volatility, posting steady gains in spite of significant geopolitical turmoil.

   Meanwhile, high-yield bonds posted strong positive returns, benefiting from investors' search for yield. In addition, and as expected, high-yield bonds outperformed U.S. Treasury securities and underperformed the S&P 500(R) Index. High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds, and therefore, their long-term return generally falls between these two asset classes (see the Comparative Returns chart on page 5), which can provide long-term

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                                          MANAGER(S) COMMENTARY ON THE FUND |  3

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   investors with a significant diversification advantage. During the reporting period, high-yield bonds also benefited from low default expectations. According to J.P. Morgan, the trailing 12-month U.S. high-yield default rate at the end of July was 1.95%, which is below the long-term average of approximately 4.0%. In April of this year, utility company Energy Futures Holdings filed for the largest-ever high-yield bankruptcy.

o HOW DID THE USAA HIGH INCOME FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. At the end of reporting period, the Fund Shares, Institutional Shares, and Adviser Shares had a total return of 9.35%, 9.61%, and 9.16%, respectively. This compares to returns of 7.88% for the Lipper High Yield Bond Funds Index and 8.25% for the Credit Suisse High Yield
   Index. At the same time, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 5.65%, 5.77%, and 5.37%, respectively, compared to 5.38% for the Lipper High Yield Bond Funds Average.

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o  HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?

   During the reporting period, we sought to maximize the Fund's income while maintaining an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for any risk taken. In making investments, we continued to select securities one at a time for the portfolio, evaluating each potential investment individually, rather

   Refer to page 8 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
   o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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4  | USAA HIGH INCOME FUND

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                   o HYBRID ASSET CLASS COMPARATIVE RETURNS o

                [CHART OF HYBRID ASSET CLASS COMPARATIVE RETURNS]

                                       USAA HIGH             CITIGROUP 10-YEAR
               S&P 500 INDEX       INCOME FUND SHARES       U.S. TREASURY INDEX
 7/31/13            0.00%                 0.00%                     0.00%
 8/01/13            1.26                  0.00                     -1.19
 8/02/13            1.43                  0.00                     -0.09
 8/05/13            1.29                  0.00                     -0.41
 8/06/13            0.72                  0.00                     -0.42
 8/07/13            0.36                 -0.11                     -0.05
 8/08/13            0.78                  0.00                      0.15
 8/09/13            0.44                  0.00                      0.18
 8/12/13            0.32                  0.00                     -0.03
 8/13/13            0.62                 -0.11                     -1.01
 8/14/13            0.12                 -0.11                     -0.99
 8/15/13           -1.29                 -0.46                     -1.35
 8/16/13           -1.61                 -0.46                     -2.06
 8/19/13           -2.19                 -0.68                     -2.55
 8/20/13           -1.81                 -0.68                     -1.95
 8/21/13           -2.37                 -0.91                     -2.28
 8/22/13           -1.53                 -0.91                     -2.67
 8/23/13           -1.12                 -0.80                     -1.97
 8/26/13           -1.52                 -0.68                     -1.85
 8/27/13           -3.09                 -0.80                     -1.09
 8/28/13           -2.80                 -0.74                     -1.60
 8/29/13           -2.60                 -0.74                     -1.28
 8/30/13           -2.90                 -0.74                     -1.28
 9/03/13           -2.49                 -0.62                     -2.11
 9/04/13           -1.67                 -0.74                     -2.50
 9/05/13           -1.55                 -0.85                     -3.19
 9/06/13           -1.53                 -0.74                     -2.85
 9/09/13           -0.54                 -0.62                     -2.48
 9/10/13            0.19                 -0.62                     -2.98
 9/11/13            0.51                 -0.62                     -2.64
 9/12/13            0.20                 -0.51                     -2.54
 9/13/13            0.47                 -0.40                     -2.44
 9/16/13            1.04                 -0.28                     -2.23
 9/17/13            1.47                 -0.17                     -2.03
 9/18/13            2.71                  0.18                     -0.70
 9/19/13            2.53                  0.41                     -1.12
 9/20/13            1.79                  0.41                     -0.97
 9/23/13            1.31                  0.29                     -0.80
 9/24/13            1.06                  0.29                     -0.28
 9/25/13            0.79                  0.29                      0.07
 9/26/13            1.16                  0.32                     -0.18
 9/27/13            0.75                  0.20                      0.05
 9/30/13            0.15                  0.09                      0.09
10/01/13            0.96                  0.20                     -0.17
10/02/13            0.91                  0.20                      0.01
10/03/13            0.00                  0.20                      0.17
10/04/13            0.71                  0.32                     -0.17
10/07/13           -0.15                  0.32                     -0.01
10/08/13           -1.35                  0.32                      0.00
10/09/13           -1.28                  0.32                     -0.15
10/10/13            0.89                  0.43                     -0.44
10/11/13            1.53                  0.66                     -0.40
10/14/13            1.94                  0.66                     -0.38
10/15/13            1.22                  0.66                     -0.71
10/16/13            2.63                  0.89                     -0.28
10/17/13            3.33                  1.24                      0.47
10/18/13            4.01                  1.47                      0.46
10/21/13            4.02                  1.58                      0.31
10/22/13            4.61                  1.81                      1.15
10/23/13            4.12                  1.81                      1.38
10/24/13            4.46                  1.92                      1.10
10/25/13            4.92                  2.15                      1.27
10/28/13            5.06                  2.15                      1.18
10/29/13            5.65                  2.23                      1.25
10/30/13            5.15                  2.23                      1.06
10/31/13            4.75                  2.23                      0.94
11/01/13            5.06                  2.23                      0.29
11/04/13            5.43                  2.23                      0.48
11/05/13            5.15                  2.11                     -0.04
11/06/13            5.65                  2.23                      0.14
11/07/13            4.29                  2.23                      0.41
11/08/13            5.69                  2.00                     -0.73
11/11/13            5.76                  2.00                     -0.71
11/12/13            5.52                  1.88                     -0.89
11/13/13            6.41                  1.88                     -0.54
11/14/13            6.94                  2.00                     -0.16
11/15/13            7.39                  2.11                     -0.20
11/18/13            7.00                  2.34                      0.07
11/19/13            6.80                  2.34                     -0.19
11/20/13            6.42                  2.23                     -0.82
11/21/13            7.29                  2.34                     -0.77
11/22/13            7.84                  2.46                     -0.50
11/25/13            7.70                  2.58                     -0.39
11/26/13            7.73                  2.58                      0.01
11/27/13            8.02                  2.70                     -0.34
11/29/13            7.94                  2.70                     -0.38
12/02/13            7.65                  2.70                     -0.86
12/03/13            7.32                  2.70                     -0.62
12/04/13            7.21                  2.58                     -1.17
12/05/13            6.74                  2.70                     -1.37
12/06/13            7.95                  2.71                     -1.50
12/09/13            8.15                  2.71                     -1.27
12/10/13            7.81                  2.83                     -0.75
12/11/13            6.60                  2.83                     -1.17
12/12/13            6.23                  2.71                     -1.44
12/13/13            6.22                  2.83                     -1.34
12/16/13            6.89                  2.94                     -1.41
12/17/13            6.56                  2.87                     -1.09
12/18/13            8.34                  2.99                     -1.46
12/19/13            8.29                  2.99                     -1.79
12/20/13            8.81                  3.11                     -1.44
12/23/13            9.41                  3.11                     -1.79
12/24/13            9.73                  3.11                     -2.23
12/26/13           10.25                  3.23                     -2.28
12/27/13           10.24                  3.23                     -2.38
12/30/13           10.23                  3.34                     -2.14
12/31/13           10.67                  3.34                     -2.37
 1/02/14            9.70                  3.46                     -2.17
 1/03/14            9.67                  3.58                     -2.24
 1/06/14            9.40                  3.70                     -1.93
 1/07/14           10.06                  3.82                     -1.72
 1/08/14           10.07                  3.82                     -2.18
 1/09/14           10.11                  3.94                     -1.93
 1/10/14           10.37                  4.18                     -1.06
 1/13/14            8.99                  4.18                     -0.75
 1/14/14           10.17                  4.18                     -1.11
 1/15/14           10.74                  4.30                     -1.23
 1/16/14           10.59                  4.41                     -0.88
 1/17/14           10.17                  4.41                     -0.73
 1/21/14           10.47                  4.53                     -0.65
 1/22/14           10.55                  4.53                     -0.97
 1/23/14            9.57                  4.53                     -0.22
 1/24/14            7.28                  4.30                      0.11
 1/27/14            6.76                  4.18                     -0.13
 1/28/14            7.42                  4.30                      0.04
 1/29/14            6.33                  4.26                      0.65
 1/30/14            7.54                  4.38                      0.50
 1/31/14            6.84                  4.50                      0.77
 2/03/14            4.40                  4.38                      1.51
 2/04/14            5.21                  4.26                      1.15
 2/05/14            5.02                  4.26                      0.78
 2/06/14            6.39                  4.50                      0.48
 2/07/14            7.80                  4.74                      0.73
 2/10/14            7.97                  4.86                      0.74
 2/11/14            9.17                  4.97                      0.37
 2/12/14            9.20                  5.09                      0.01
 2/13/14            9.84                  5.21                      0.51
 2/14/14           10.38                  5.33                      0.41
 2/18/14           10.52                  5.45                      0.72
 2/19/14            9.81                  5.57                      0.54
 2/20/14           10.49                  5.57                      0.37
 2/21/14           10.29                  5.81                      0.56
 2/24/14           10.98                  5.81                      0.43
 2/25/14           10.83                  6.05                      0.86
 2/26/14           10.85                  6.06                      1.13
 2/27/14           11.42                  6.18                      1.39
 2/28/14           11.73                  6.30                      1.28
 3/03/14           10.91                  6.30                      1.74
 3/04/14           12.61                  6.30                      1.01
 3/05/14           12.62                  6.42                      0.96
 3/06/14           12.84                  6.42                      0.62
 3/07/14           12.90                  6.30                      0.16
 3/10/14           12.86                  6.30                      0.24
 3/11/14           12.29                  6.30                      0.42
 3/12/14           12.35                  6.42                      0.78
 3/13/14           11.05                  6.42                      1.38
 3/14/14           10.74                  6.30                      1.48
 3/17/14           11.81                  6.42                      1.05
 3/18/14           12.62                  6.54                      1.21
 3/19/14           11.93                  6.42                      0.45
 3/20/14           12.60                  6.42                      0.41
 3/21/14           12.28                  6.54                      0.64
 3/24/14           11.73                  6.54                      0.79
 3/25/14           12.23                  6.66                      0.78
 3/26/14           11.45                  6.66                      1.09
 3/27/14           11.26                  6.70                      1.35
 3/28/14           11.78                  6.82                      1.01
 3/31/14           12.67                  6.94                      0.94
 4/01/14           13.47                  6.94                      0.65
 4/02/14           13.81                  7.06                      0.26
 4/03/14           13.69                  7.06                      0.39
 4/04/14           12.26                  7.18                      0.95
 4/07/14           11.06                  7.18                      1.23
 4/08/14           11.51                  7.18                      1.37
 4/09/14           12.74                  7.30                      1.33
 4/10/14           10.38                  7.30                      1.83
 4/11/14            9.35                  7.18                      1.93
 4/14/14           10.25                  7.30                      1.76
 4/15/14           10.99                  7.30                      1.88
 4/16/14           12.16                  7.42                      1.80
 4/17/14           12.32                  7.42                      1.18
 4/21/14           12.74                  7.42                      1.13
 4/22/14           13.20                  7.54                      1.07
 4/23/14           12.97                  7.54                      1.44
 4/24/14           13.17                  7.66                      1.42
 4/25/14           12.25                  7.66                      1.61
 4/28/14           12.62                  7.72                      1.54
 4/29/14           13.16                  7.84                      1.41
 4/30/14           13.50                  7.84                      1.82
 5/01/14           13.49                  7.84                      2.19
 5/02/14           13.34                  7.96                      2.33
 5/05/14           13.56                  7.96                      2.19
 5/06/14           12.54                  7.96                      2.32
 5/07/14           13.22                  8.08                      2.38
 5/08/14           13.10                  8.20                      2.52
 5/09/14           13.29                  8.33                      2.34
 5/12/14           14.39                  8.33                      2.06
 5/13/14           14.46                  8.45                      2.40
 5/14/14           13.95                  8.57                      3.05
 5/15/14           12.90                  8.57                      3.44
 5/16/14           13.33                  8.57                      3.27
 5/19/14           13.77                  8.69                      3.14
 5/20/14           13.03                  8.69                      3.40
 5/21/14           13.97                  8.69                      3.17
 5/22/14           14.25                  8.69                      2.97
 5/23/14           14.74                  8.69                      3.17
 5/27/14           15.43                  8.81                      3.39
 5/28/14           15.32                  8.90                      4.07
 5/29/14           15.95                  8.90                      4.02
 5/30/14           16.17                  9.02                      3.94
 6/02/14           16.26                  9.02                      3.25
 6/03/14           16.22                  9.02                      2.72
 6/04/14           16.46                  8.90                      2.63
 6/05/14           17.23                  9.14                      2.82
 6/06/14           17.79                  9.38                      2.73
 6/09/14           17.91                  9.38                      2.60
 6/10/14           17.88                  9.38                      2.40
 6/11/14           17.48                  9.38                      2.36
 6/12/14           16.68                  9.38                      2.85
 6/13/14           17.04                  9.51                      2.71
 6/16/14           17.14                  9.51                      2.78
 6/17/14           17.40                  9.63                      2.27
 6/18/14           18.31                  9.63                      2.65
 6/19/14           18.47                  9.75                      2.59
 6/20/14           18.68                  9.87                      2.58
 6/23/14           18.66                  9.99                      2.62
 6/24/14           17.91                  9.87                      2.93
 6/25/14           18.49                  9.99                      3.20
 6/26/14           18.37                 10.03                      3.51
 6/27/14           18.60                 10.03                      3.44
 6/30/14           18.57                 10.15                      3.62
 7/01/14           19.38                 10.15                      3.18
 7/02/14           19.46                 10.15                      2.62
 7/03/14           20.12                 10.15                      2.45
 7/07/14           19.65                 10.15                      2.75
 7/08/14           18.84                 10.15                      3.23
 7/09/14           19.40                 10.15                      3.41
 7/10/14           18.91                 10.15                      3.53
 7/11/14           19.10                 10.15                      3.65
 7/14/14           19.67                 10.15                      3.41
 7/15/14           19.44                 10.15                      3.42
 7/16/14           19.96                 10.03                      3.52
 7/17/14           18.55                  9.90                      4.11
 7/18/14           19.77                  9.78                      4.02
 7/21/14           19.49                  9.78                      4.12
 7/22/14           20.09                  9.90                      4.21
 7/23/14           20.31                  9.90                      4.23
 7/24/14           20.37                 10.03                      3.84
 7/25/14           19.78                 10.03                      4.22
 7/28/14           19.82                 10.03                      4.03
 7/29/14           19.28                  9.96                      4.31
 7/30/14           19.31                  9.84                      3.49
 7/31/14           16.93                  9.35                      3.48

                                   [END CHART]

                             Source: Bloomberg L.P.

   than on the basis of thematic trends. As always, we continued to rely on our team of skilled credit analysts to help us identify attractive relative values across asset classes and among high-yield securities. During the reporting period, we found opportunities in airline enhanced equipment trust certificates and junior subordinated debt. We also purchased a select number of new issues and added to some of the portfolio's existing positions.

   The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o The unmanaged Citigroup 10-year U.S. Treasury Index is a component of the Salomon Smith Barney U.S. Broad Investment-Grade (USBIG) Bond Index(SM); it measures the performance of the most recently auctioned U.S. Treasury issues with 10 years to maturity. The USBIG is an unmanaged, market-capitalization-weighted index and includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer and a minimum amount outstanding of $1 billion in U.S. Treasuries.

================================================================================

                                          MANAGER(S) COMMENTARY ON THE FUND |  5

================================================================================

   The Fund benefited during the reporting period from its investments in bonds issued by metals, mining, commodity, and utility companies. Its equity allocation also performed well as the stock market rallied.

   Thank you for your continued investment in the Fund.

   Non-investment grade securities are considered speculative and are subject to significant risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more credit worthy investment-grade securities.

================================================================================

6  | USAA HIGH INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA HIGH INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USHYX)

--------------------------------------------------------------------------------
                                              7/31/14               7/31/13
--------------------------------------------------------------------------------
Net Assets                                  $1.5 Billion          $1.3 Billion
Net Asset Value Per Share                       $8.91                 $8.79

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
--------------------------------------------------------------------------------
   1 YEAR                           5 YEARS                          10 YEARS
    9.35%                            13.22%                            8.35%

--------------------------------------------------------------------------------
      30-DAY SEC YIELD AS OF 7/31/14*          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------
                   4.37%                                     0.95%

                             (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 CREDIT SUISSE           USAA HIGH         LIPPER HIGH YIELD
               HIGH YIELD INDEX     INCOME FUND SHARES     BOND FUNDS INDEX
 7/31/2004        $10,000.00            $10,000.00             $10,000.00
 8/31/2004         10,163.04             10,166.42              10,163.19
 9/30/2004         10,317.37             10,308.89              10,304.26
10/31/2004         10,494.40             10,476.24              10,487.59
11/30/2004         10,628.03             10,608.40              10,636.45
12/31/2004         10,787.44             10,777.55              10,796.88
 1/31/2005         10,785.63             10,755.99              10,770.28
 2/28/2005         10,928.52             10,889.45              10,934.87
 3/31/2005         10,667.43             10,683.22              10,644.82
 4/30/2005         10,562.30             10,600.74              10,520.45
 5/31/2005         10,691.76             10,710.93              10,689.04
 6/30/2005         10,870.42             10,887.32              10,861.03
 7/31/2005         11,018.94             11,036.04              11,029.70
 8/31/2005         11,075.77             11,136.55              11,082.09
 9/30/2005         10,968.83             11,026.62              11,010.14
10/31/2005         10,865.70             10,935.16              10,919.37
11/30/2005         10,940.14             11,013.01              11,018.87
12/31/2005         11,031.47             11,133.63              11,120.50
 1/31/2006         11,173.27             11,272.13              11,263.91
 2/28/2006         11,285.47             11,374.91              11,358.34
 3/31/2006         11,372.81             11,424.59              11,404.80
 4/30/2006         11,449.43             11,486.46              11,470.52
 5/31/2006         11,480.84             11,487.78              11,445.44
 6/30/2006         11,416.56             11,434.91              11,381.58
 7/31/2006         11,514.43             11,542.06              11,468.44
 8/31/2006         11,674.75             11,734.59              11,624.63
 9/30/2006         11,820.18             11,879.48              11,753.14
10/31/2006         11,983.41             12,052.45              11,923.02
11/30/2006         12,201.10             12,236.01              12,128.87
12/31/2006         12,345.81             12,358.42              12,251.21
 1/31/2007         12,487.61             12,469.19              12,382.45
 2/28/2007         12,680.97             12,654.12              12,543.02
 3/31/2007         12,717.29             12,685.00              12,582.90
 4/30/2007         12,897.58             12,856.84              12,756.66
 5/31/2007         12,997.80             12,931.97              12,865.38
 6/30/2007         12,799.72             12,779.66              12,656.35
 7/31/2007         12,397.37             12,450.22              12,246.06
 8/31/2007         12,526.83             12,565.59              12,364.15
 9/30/2007         12,805.53             12,783.15              12,662.17
10/31/2007         12,905.75             12,834.07              12,771.21
11/30/2007         12,666.09             12,545.58              12,499.75
12/31/2007         12,672.62             12,515.43              12,512.05
 1/31/2008         12,471.81             12,229.70              12,257.10
 2/29/2008         12,334.01             12,094.89              12,091.99
 3/31/2008         12,305.50             12,017.98              12,073.66
 4/30/2008         12,789.19             12,310.67              12,526.17
 5/31/2008         12,837.30             12,400.77              12,590.75
 6/30/2008         12,528.10             12,110.30              12,259.38
 7/31/2008         12,359.24             11,948.11              12,100.34
 8/31/2008         12,393.19             11,976.59              12,117.17
 9/30/2008         11,521.14             11,148.53              11,212.52
10/31/2008          9,695.70              9,674.67               9,405.22
11/30/2008          8,859.23              8,887.31               8,599.79
12/31/2008          9,355.81              8,999.76               8,903.09
 1/31/2009          9,905.41              9,331.28               9,291.55
 2/28/2009          9,702.60              9,072.00               9,076.57
 3/31/2009          9,899.41              9,148.50               9,211.01
 4/30/2009         10,897.29              9,957.47              10,104.90
 5/31/2009         11,489.73             10,835.43              10,692.41
 6/30/2009         11,902.06             11,309.54              11,052.25
 7/31/2009         12,624.33             11,983.25              11,752.56
 8/31/2009         12,858.00             12,313.38              11,949.44
 9/30/2009         13,581.89             13,050.86              12,574.19
10/31/2009         13,829.55             13,352.04              12,759.71
11/30/2009         14,022.37             13,526.23              12,922.31
12/31/2009         14,428.71             13,878.60              13,309.32
 1/31/2010         14,612.45             14,195.40              13,478.00
 2/28/2010         14,656.93             14,256.56              13,498.32
 3/31/2010         15,074.17             14,757.55              13,927.33
 4/30/2010         15,423.68             15,124.03              14,230.12
 5/31/2010         14,932.55             14,514.70              13,703.36
 6/30/2010         15,105.22             14,657.67              13,812.07
 7/31/2010         15,572.02             15,116.77              14,305.56
 8/31/2010         15,591.99             15,178.44              14,296.99
 9/30/2010         16,005.59             15,616.49              14,732.33
10/31/2010         16,383.97             16,031.57              15,141.83
11/30/2010         16,210.94             15,937.28              14,989.38
12/31/2010         16,509.25             16,257.26              15,293.84
 1/31/2011         16,841.69             16,570.25              15,613.19
 2/28/2011         17,061.39             16,896.80              15,864.76
 3/31/2011         17,130.93             16,993.86              15,897.38
 4/30/2011         17,369.14             17,304.66              16,146.77
 5/31/2011         17,444.12             17,393.97              16,182.43
 6/30/2011         17,308.86             17,151.27              16,002.88
 7/31/2011         17,546.34             17,275.88              16,135.78
 8/31/2011         16,897.07             16,487.53              15,410.53
 9/30/2011         16,422.83             15,935.87              14,865.95
10/31/2011         17,305.59             16,615.08              15,732.60
11/30/2011         16,992.03             16,309.95              15,378.25
12/31/2011         17,411.99             16,667.82              15,729.68
 1/31/2012         17,875.52             17,160.06              16,253.28
 2/29/2012         18,283.49             17,557.25              16,629.21
 3/31/2012         18,286.94             17,634.23              16,632.47
 4/30/2012         18,476.68             17,752.46              16,780.24
 5/31/2012         18,232.29             17,501.09              16,507.20
 6/30/2012         18,572.18             17,787.90              16,817.31
 7/31/2012         18,898.81             18,138.75              17,125.05
 8/31/2012         19,125.77             18,461.81              17,341.75
 9/30/2012         19,365.80             18,748.21              17,581.81
10/31/2012         19,531.75             19,027.80              17,733.53
11/30/2012         19,679.36             19,089.32              17,875.45
12/31/2012         19,973.67             19,423.54              18,158.01
 1/31/2013         20,233.13             19,797.25              18,421.59
 2/28/2013         20,349.87             19,966.15              18,518.71
 3/31/2013         20,559.94             20,218.11              18,712.05
 4/30/2013         20,938.32             20,564.81              19,064.03
 5/31/2013         20,817.58             20,574.47              18,956.36
 6/30/2013         20,276.16             20,048.38              18,462.83
 7/31/2013         20,679.78             20,386.92              18,825.41
 8/31/2013         20,560.67             20,236.40              18,691.74
 9/30/2013         20,761.48             20,404.47              18,890.59
10/31/2013         21,263.87             20,841.33              19,347.14
11/30/2013         21,347.57             20,937.10              19,427.56
12/31/2013         21,478.29             21,068.79              19,544.32
 1/31/2014         21,641.88             21,303.78              19,666.74
 2/28/2014         22,078.36             21,672.45              20,053.70
 3/31/2014         22,137.73             21,801.23              20,111.85
 4/30/2014         22,280.26             21,985.50              20,212.78
 5/31/2014         22,481.62             22,225.69              20,401.16
 6/30/2014         22,671.35             22,455.90              20,575.13
 7/31/2014         22,385.57             22,292.73              20,309.35

                                   [END CHART]

                          Data from 7/31/04 to 7/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Shares to the following benchmarks:

o The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

o The unmanaged Lipper High Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Yield Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

8  | USAA HIGH INCOME FUND

================================================================================

USAA HIGH INCOME FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIHIX)


--------------------------------------------------------------------------------
                                              7/31/14               7/31/13
--------------------------------------------------------------------------------

Net Assets                                $757.4 Million        $764.6 Million
Net Asset Value Per Share                      $8.91                 $8.78


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
--------------------------------------------------------------------------------
   1 YEAR                   5 YEARS                   SINCE INCEPTION 8/01/08

   9.61%                    13.46%                             11.22%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13*
--------------------------------------------------------------------------------

                                      0.77%


               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA HIGH INCOME FUND      CREDIT SUISSE       LIPPER HIGH YIELD
               INSTITUTIONAL SHARES    HIGH YIELD INDEX      BOND FUNDS INDEX
 7/31/2008          $10,000.00            $10,000.00             $10,000.00
 8/31/2008           10,026.02             10,027.47              10,013.91
 9/30/2008            9,335.20              9,321.88               9,266.29
10/31/2008            8,103.33              7,844.90               7,772.69
11/30/2008            7,445.43              7,168.10               7,107.07
12/31/2008            7,543.33              7,569.89               7,357.71
 1/31/2009            7,823.87              8,014.57               7,678.75
 2/28/2009            7,609.28              7,850.48               7,501.09
 3/31/2009            7,676.57              8,009.73               7,612.19
 4/30/2009            8,357.89              8,817.12               8,350.92
 5/31/2009            9,096.76              9,296.47               8,836.46
 6/30/2009            9,497.08              9,630.09               9,133.84
 7/31/2009           10,065.93             10,214.48               9,712.59
 8/31/2009           10,345.72             10,403.55               9,875.29
 9/30/2009           10,968.20             10,989.26              10,391.60
10/31/2009           11,223.91             11,189.64              10,544.91
11/30/2009           11,372.72             11,345.65              10,679.29
12/31/2009           11,671.04             11,674.43              10,999.13
 1/31/2010           11,939.80             11,823.10              11,138.53
 2/28/2010           11,993.82             11,859.09              11,155.32
 3/31/2010           12,402.89             12,196.68              11,509.86
 4/30/2010           12,729.23             12,479.47              11,760.10
 5/31/2010           12,219.38             12,082.09              11,324.77
 6/30/2010           12,327.95             12,221.80              11,414.61
 7/31/2010           12,733.43             12,599.49              11,822.45
 8/31/2010           12,772.39             12,615.65              11,815.36
 9/30/2010           13,143.99             12,950.30              12,175.14
10/31/2010           13,512.55             13,256.45              12,513.55
11/30/2010           13,435.99             13,116.45              12,387.57
12/31/2010           13,709.37             13,357.82              12,639.18
 1/31/2011           13,976.04             13,626.80              12,903.10
 2/28/2011           14,254.25             13,804.56              13,111.00
 3/31/2011           14,339.23             13,860.82              13,137.96
 4/30/2011           14,587.46             14,053.56              13,344.06
 5/31/2011           14,665.36             14,114.23              13,373.53
 6/30/2011           14,463.99             14,004.79              13,225.15
 7/31/2011           14,588.71             14,196.94              13,334.98
 8/31/2011           13,926.64             13,671.61              12,735.61
 9/30/2011           13,445.71             13,287.89              12,285.56
10/31/2011           14,021.53             14,002.14              13,001.78
11/30/2011           13,766.01             13,748.44              12,708.93
12/31/2011           14,070.91             14,088.23              12,999.37
 1/31/2012           14,488.88             14,463.28              13,432.09
 2/29/2012           14,844.97             14,793.38              13,742.76
 3/31/2012           14,912.45             14,796.17              13,745.45
 4/30/2012           15,014.83             14,949.68              13,867.58
 5/31/2012           14,804.97             14,751.95              13,641.93
 6/30/2012           15,050.08             15,026.96              13,898.22
 7/31/2012           15,349.07             15,291.24              14,152.54
 8/31/2012           15,606.31             15,474.87              14,331.62
 9/30/2012           15,869.23             15,669.08              14,530.02
10/31/2012           16,093.89             15,803.35              14,655.40
11/30/2012           16,168.58             15,922.79              14,772.69
12/31/2012           16,455.70             16,160.92              15,006.20
 1/31/2013           16,774.76             16,370.85              15,224.03
 2/28/2013           16,920.46             16,465.31              15,304.29
 3/31/2013           17,116.97             16,635.28              15,464.07
 4/30/2013           17,432.33             16,941.43              15,754.96
 5/31/2013           17,442.77             16,843.74              15,665.98
 6/30/2013           16,998.05             16,405.66              15,258.11
 7/31/2013           17,267.67             16,732.24              15,557.76
 8/31/2013           17,161.63             16,635.87              15,447.29
 9/30/2013           17,286.37             16,798.34              15,611.62
10/31/2013           17,679.02             17,204.83              15,988.93
11/30/2013           17,762.06             17,272.55              16,055.39
12/31/2013           17,875.99             17,378.33              16,151.88
 1/31/2014           18,056.69             17,510.69              16,253.06
 2/28/2014           18,391.93             17,863.85              16,572.84
 3/31/2014           18,481.69             17,911.89              16,620.90
 4/30/2014           18,639.83             18,027.21              16,704.31
 5/31/2014           18,865.99             18,190.13              16,860.00
 6/30/2014           19,041.80             18,343.64              17,003.77
 7/31/2014           18,926.50             18,112.41              16,784.12

                                   [END CHART]

                         Data from 7/31/08 to 7/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Credit Suisse High Yield Index and the Lipper High Yield Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

10  | USAA HIGH INCOME FUND

================================================================================

USAA HIGH INCOME FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UHYOX)

--------------------------------------------------------------------------------
                                              7/31/14                7/31/13
--------------------------------------------------------------------------------
Net Assets                                 $9.2 Million           $7.1 Million
Net Asset Value Per Share                     $8.92                  $8.79

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
--------------------------------------------------------------------------------
   1 YEAR                                             SINCE INCEPTION 8/01/10
   9.16%                                                      9.94%

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD AS OF 7/31/14*
--------------------------------------------------------------------------------
   UNSUBSIDIZED               3.90%            SUBSIDIZED               3.92%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/13**
--------------------------------------------------------------------------------
   BEFORE REIMBURSEMENT     1.35%               AFTER REIMBURSEMENT     1.21%

               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.20% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA HIGH INCOME        CREDIT SUISSE      LIPPER HIGH YIELD
               FUND ADVISER SHARES     HIGH YIELD INDEX     BOND FUNDS INDEX
 7/31/2010          $10,000.00            $10,000.00           $10,000.00
 8/31/2010           10,030.71             10,012.83             9,994.01
 9/30/2010           10,316.99             10,278.43            10,298.32
10/31/2010           10,588.61             10,521.42            10,584.57
11/30/2010           10,524.02             10,410.30            10,478.01
12/31/2010           10,732.48             10,601.87            10,690.83
 1/31/2011           10,937.44             10,815.36            10,914.07
 2/28/2011           11,150.86             10,956.44            11,089.92
 3/31/2011           11,212.33             11,001.10            11,112.72
 4/30/2011           11,402.05             11,154.07            11,287.05
 5/31/2011           11,458.62             11,202.22            11,311.98
 6/30/2011           11,296.48             11,115.36            11,186.47
 7/31/2011           11,389.73             11,267.87            11,279.37
 8/31/2011           10,867.67             10,850.92            10,772.40
 9/30/2011           10,488.62             10,546.37            10,391.72
10/31/2011           10,935.08             11,113.26            10,997.53
11/30/2011           10,744.35             10,911.90            10,749.83
12/31/2011           10,977.63             11,181.59            10,995.50
 1/31/2012           11,300.22             11,479.26            11,361.51
 2/29/2012           11,573.59             11,741.25            11,624.29
 3/31/2012           11,622.25             11,743.46            11,626.57
 4/30/2012           11,698.18             11,865.31            11,729.87
 5/31/2012           11,530.79             11,708.37            11,539.01
 6/30/2012           11,703.61             11,926.64            11,755.79
 7/31/2012           11,932.28             12,136.39            11,970.90
 8/31/2012           12,142.34             12,282.14            12,122.38
 9/30/2012           12,342.50             12,436.28            12,290.19
10/31/2012           12,510.75             12,542.85            12,396.25
11/30/2012           12,549.54             12,637.64            12,495.46
12/31/2012           12,766.88             12,826.64            12,692.97
 1/31/2013           13,025.23             12,993.26            12,877.22
 2/28/2013           13,118.86             13,068.23            12,945.11
 3/31/2013           13,281.44             13,203.13            13,080.26
 4/30/2013           13,506.02             13,446.12            13,326.30
 5/31/2013           13,523.71             13,368.58            13,251.04
 6/30/2013           13,160.55             13,020.89            12,906.05
 7/31/2013           13,379.59             13,280.09            13,159.51
 8/31/2013           13,293.36             13,203.60            13,066.07
 9/30/2013           13,385.58             13,332.56            13,205.07
10/31/2013           13,684.01             13,655.18            13,524.21
11/30/2013           13,743.82             13,708.93            13,580.43
12/31/2013           13,826.14             13,792.88            13,662.04
 1/31/2014           13,961.33             13,897.93            13,747.62
 2/28/2014           14,216.55             14,178.23            14,018.11
 3/31/2014           14,282.69             14,216.36            14,058.76
 4/30/2014           14,417.38             14,307.88            14,129.31
 5/31/2014           14,570.63             14,437.19            14,261.00
 6/30/2014           14,716.84             14,559.03            14,382.61
 7/31/2014           14,604.62             14,375.51            14,196.82

                                   [END CHART]

                         Data from 7/31/10 to 7/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Adviser Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Credit Suisse High Yield Index and the Lipper High Yield Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

12  | USAA HIGH INCOME FUND

================================================================================

                              o TOP 10 HOLDINGS* o
                                  AS OF 7/31/14
                                (% of Net Assets)

                                                  COUPON RATE %   % OF NET ASSETS
                                                  -------------------------------
NuStar Logistics, LP, 7.63% ...................       7.63%             2.0%
StanCorp Financial Group, Inc. ................       6.90%             1.2%
PPL Capital Funding, Inc. .....................       6.70%             1.1%
Glen Meadow Pass-Through Trust ................       6.51%             1.1%
QBE Capital Funding III Ltd. ..................       7.25%             1.0%
Lincoln National Corp. ........................       7.00%             1.0%
Dairy Farmers of America, Inc.,
   7.88%, cumulative redeemable, perpetual ....       7.88%             0.9%
Textron Financial Corp. .......................       6.00%             0.9%
Chesapeake Energy Corp., 5.75%, perpetual .....       5.75%             0.9%
Hawaiian Airlines Pass-Through Trust ..........       4.95%             0.9%

You will find a complete list of securities that the Fund owns on pages 17-39.

* Excludes money market instruments.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                         o ASSET ALLOCATION - 7/31/14 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                                 25.0%
ENERGY                                                                     17.3%
CONSUMER DISCRETIONARY                                                     10.9%
INDUSTRIALS                                                                10.1%
MATERIALS                                                                   9.4%
UTILITIES                                                                   6.6%
TELECOMMUNICATION SERVICES                                                  6.2%
CONSUMER STAPLES                                                            3.7%
INFORMATION TECHNOLOGY                                                      2.7%
HEALTH CARE                                                                 2.0%
EXCHANGE-TRADED FUNDS*                                                      0.7%
MUNCIPAL BONDS                                                              0.1%
MONEY MARKET INSTRUMENTS                                                    4.5%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

14  | USAA HIGH INCOME FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Regulated Investment Company Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2014:

 DIVIDEND RECEIVED                 LONG-TERM
DEDUCTION (CORPORATE              CAPITAL GAIN                QUALIFIED INTEREST
  SHAREHOLDERS)(1)               DISTRIBUTIONS(2)                   INCOME
--------------------------------------------------------------------------------
       8.32%                       $33,656,000                   $112,988,000
--------------------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

(2) Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2014, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  15

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA HIGH INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA High Income Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA High Income Fund at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 18, 2014

================================================================================

16  | USAA HIGH INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2014

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (63.6%)

             CONSUMER DISCRETIONARY (9.1%)
             -----------------------------
             ADVERTISING (0.8%)
  $  1,000   Advantage Sales & Marketing, Inc.(a)                          8.25%       6/17/2018       $    1,003
     5,000   Checkout Holding Corp.(a),(b)                                 7.75        4/11/2022            4,925
     2,240   Clear Channel Communications, Inc.(a)                         6.91        1/30/2019            2,203
     4,310   Clear Channel Communications, Inc.(a)                         7.66        7/30/2019            4,307
     5,000   Clear Channel Worldwide Holdings, Inc.                        7.63        3/15/2020            5,275
                                                                                                       ----------
                                                                                                           17,713
                                                                                                       ----------
             APPAREL RETAIL (0.9%)
    18,162   L Brands, Inc.                                                6.95        3/01/2033           18,979
     2,362   L Brands, Inc.                                                7.60        7/15/2037            2,610
                                                                                                       ----------
                                                                                                           21,589
                                                                                                       ----------
             AUTO PARTS & EQUIPMENT (0.1%)
     2,000   Lear Corp.                                                    4.75        1/15/2023            1,979
                                                                                                       ----------
             AUTOMOTIVE RETAIL (0.4%)
     5,000   CST Brands, Inc.                                              5.00        5/01/2023            4,962
     2,000   Group 1 Automotive, Inc.(c)                                   5.00        6/01/2022            1,980
     1,400   Murphy Oil USA, Inc.                                          6.00        8/15/2023            1,481
                                                                                                       ----------
                                                                                                            8,423
                                                                                                       ----------
             BROADCASTING (0.2%)
     4,000   Univision Communications, Inc.(c)                             8.50        5/15/2021            4,340
                                                                                                       ----------
             CABLE & SATELLITE (1.2%)
     5,000   Cablevision Systems Corp.                                     8.00        4/15/2020            5,656
     5,000   CCO Holdings, LLC                                             6.63        1/31/2022            5,269
     5,000   CCO Holdings, LLC                                             5.75        1/15/2024            4,987
     5,000   Cequel Communications Holdings I, LLC &
                Cequel Capital Corp.(c)                                    6.38        9/15/2020            5,175
     5,000   Mediacom Broadband, LLC                                       6.38        4/01/2023            5,175
                                                                                                       ----------
                                                                                                           26,262
                                                                                                       ----------
             CASINOS & GAMING (2.4%)
     4,000   Caesar's Entertainment Operating Co., Inc.                    8.50        2/15/2020            3,520
     9,950   Caesar's Entertainment Resort Properties, LLC(a)              7.00       10/12/2020            9,984
     6,000   Chester Downs & Marina, LLC(c)                                9.25        2/01/2020            5,730

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
  $  1,500   Eldorado Resorts, LLC(c)                                      8.63%       6/15/2019       $    1,609
     2,472   Inn of the Mountain Gods Resort & Casino(c)                   9.25       11/30/2020            2,422
     4,000   Isle of Capri Casinos                                         8.88        6/15/2020            4,260
     5,000   Marina District Finance Co., Inc.                             9.88        8/15/2018            5,232
     8,000   MGM Resorts International                                     8.63        2/01/2019            9,360
     3,050   MTR Gaming Group, Inc.                                       11.50        8/01/2019            3,386
     5,000   Pinnacle Entertainment, Inc.                                  8.75        5/15/2020            5,362
     5,000   Scientific Games International, Inc.                          6.25        9/01/2020            4,775
                                                                                                       ----------
                                                                                                           55,640
                                                                                                       ----------
             DEPARTMENT STORES (0.1%)
     2,100   Macy's Retail Holdings, Inc.                                  7.88        8/15/2036            2,331
                                                                                                       ----------
             HOMEBUILDING (0.6%)
     5,000   Beazer Homes USA, Inc.                                        9.13        5/15/2019            5,300
     2,000   D.R. Horton, Inc.                                             5.75        8/15/2023            2,115
     5,000   KB Home                                                       7.50        9/15/2022            5,487
                                                                                                       ----------
                                                                                                           12,902
                                                                                                       ----------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
     5,000   Royal Caribbean Cruises Ltd.                                  5.25       11/15/2022            5,200
                                                                                                       ----------
             LEISURE FACILITIES (0.1%)
     2,000   Cedar Fair, LP(c)                                             5.38        6/01/2024            2,003
                                                                                                       ----------
             MOVIES & ENTERTAINMENT (0.1%)
     2,000   Production Resource Group, Inc.                               8.88        5/01/2019            1,610
                                                                                                       ----------
             PUBLISHING (0.6%)
       195   American Media, Inc.(c)                                      13.50        6/15/2018              206
     5,915   McGraw-Hill Global Education Holdings, LLC(a)                 5.75        3/22/2019            5,982
     7,500   McGraw-Hill Global Education Holdings, LLC                    9.75        4/01/2021            8,400
                                                                                                       ----------
                                                                                                           14,588
                                                                                                       ----------
             RESTAURANTS (0.2%)
     4,000   NPC International, Inc.                                      10.50        1/15/2020            4,460
                                                                                                       ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
     2,977   Weight Watchers International, Inc.(a)                        4.00        4/02/2020            2,357
                                                                                                       ----------
             SPECIALTY STORES (0.9%)
     2,500   Guitar Center, Inc.(c)                                        6.50        4/15/2019            2,381
     2,500   Guitar Center, Inc.(c)                                        9.63        4/15/2020            2,313
     4,913   Harbor Freight Tools USA, Inc.(a)                             4.75        7/26/2019            4,934
     3,825   Michaels Stores, Inc.                                         7.75       11/01/2018            3,990
     7,000   Toys R Us Property Co. II, LLC                                8.50       12/01/2017            7,097
                                                                                                       ----------
                                                                                                           20,715
                                                                                                       ----------

================================================================================

18  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             TIRES & RUBBER (0.2%)
  $  5,000   Goodyear Tire & Rubber Co.                                    6.50%       3/01/2021       $    5,313
                                                                                                       ----------
             Total Consumer Discretionary                                                                 207,425
                                                                                                       ----------
             CONSUMER STAPLES (1.6%)
             -----------------------
             PACKAGED FOODS & MEAT (1.6%)
     5,000   B&G Foods, Inc.                                               4.63        6/01/2021            4,888
     4,882   Chiquita Brands International, Inc.                           7.88        2/01/2021            5,242
     5,000   JBS USA, LLC(c)                                               5.88        7/15/2024            4,950
    15,000   Kraft Foods Group, Inc.                                       3.50        6/06/2022           15,319
     5,000   Smithfield Foods, Inc.(c)                                     5.88        8/01/2021            5,262
                                                                                                       ----------
                                                                                                           35,661
                                                                                                       ----------
             Total Consumer Staples                                                                        35,661
                                                                                                       ----------
             ENERGY (14.0%)
             --------------
             COAL & CONSUMABLE FUELS (0.4%)
     5,000   Alpha Natural Resources                                       9.75        4/15/2018            4,388
     5,000   Arch Coal, Inc.                                               9.88        6/15/2019            3,850
     2,000   Peabody Energy Corp.                                          7.88       11/01/2026            2,030
                                                                                                       ----------
                                                                                                           10,268
                                                                                                       ----------
             OIL & GAS EQUIPMENT & SERVICES (0.6%)
     3,000   Basic Energy Services                                         7.75        2/15/2019            3,157
     3,000   Brand Energy & Infrastructure Service, Inc.(c)                8.50       12/01/2021            3,105
     1,500   Compressco Partners, LP(b),(c)                                7.25        8/15/2022            1,485
     5,000   Exterran Partners, LP                                         6.00        4/01/2021            5,025
     2,000   Global Geophysical Services, Inc.(d)                         10.50        5/01/2017              675
                                                                                                       ----------
                                                                                                           13,447
                                                                                                       ----------
             OIL & GAS EXPLORATION & PRODUCTION (5.6%)
     5,000   Alta Mesa Holdings, LP                                        9.63       10/15/2018            5,250
    10,000   Bill Barrett Corp.(e)                                         7.00       10/15/2022           10,300
     5,000   BreitBurn Energy Partners, LP                                 7.88        4/15/2022            5,250
     5,000   Carrizo Oil & Gas, Inc.                                       8.63       10/15/2018            5,244
     2,000   Chaparral Energy, Inc.                                        8.25        9/01/2021            2,150
     5,000   Comstock Resources, Inc.                                      7.75        4/01/2019            5,287
     5,000   EP Energy, LLC & Everest Acquisition Finance, Inc.            9.38        5/01/2020            5,562
     5,000   EV Energy Partners, LP                                        8.00        4/15/2019            5,250
     4,000   Forest Oil Corp.                                              7.50        9/15/2020            3,995
     3,000   Halcon Resources Corp.                                        9.25        2/15/2022            3,169
     2,000   Magnum Hunter Resources Corp.                                 9.75        5/15/2020            2,165
     5,000   PDC Energy, Inc.                                              7.75       10/15/2022            5,575
     7,300   Penn Virginia Corp.                                           8.50        5/01/2020            8,121
     6,000   Quicksilver Resources, Inc.                                   7.13        4/01/2016            5,250
     7,000   Quicksilver Resources, Inc.(a)                                7.00        6/21/2019            6,768

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
 $   5,000   Resolute Energy Corp.                                         8.50%       5/01/2020       $    5,125
     5,000   Rex Energy Corp.                                              8.88       12/01/2020            5,475
     6,000   Rosetta Resources, Inc.                                       5.88        6/01/2022            6,135
     7,250   Sabine Oil & Gas, LLC                                         9.75        2/15/2017            7,594
     5,000   Samson Investment Co.(a)                                      5.00        9/25/2018            4,991
     5,000   Samson Investment Co.(c)                                     10.75        2/15/2020            5,088
    10,000   Sandridge Energy, Inc.                                        7.50        2/15/2023           10,475
     5,000   Ultra Petroleum Corp.(c)                                      5.75       12/15/2018            5,213
                                                                                                       ----------
                                                                                                          129,432
                                                                                                       ----------
             OIL & GAS REFINING & MARKETING (0.3%)
     1,000   Citgo Petroleum Corp.(c)                                      6.25        8/15/2022            1,033
     5,000   Northern Tier Energy, LLC &
                Northern Tier Finance Corp.                                7.13       11/15/2020            5,350
                                                                                                       ----------
                                                                                                            6,383
                                                                                                       ----------
             OIL & GAS STORAGE & TRANSPORTATION (7.1%)
     5,000   Atlas Pipeline, LP & Atlas Pipeline Finance Corp.             6.63       10/01/2020            5,225
     5,000   Crestwood Midstream Partners, LP                              6.00       12/15/2020            5,175
     2,000   Crestwood Midstream Partners, LP(c)                           6.13        3/01/2022            2,075
    15,000   DCP Midstream, LLC(c)                                         5.85        5/21/2043           14,625
     5,061   El Paso, LLC                                                  7.80        8/01/2031            5,592
     2,500   Energy Transfer Equity, LP                                    7.50       10/15/2020            2,806
     5,000   Energy Transfer Partners, LP                                  3.24(f)    11/01/2066            4,700
    12,250   Enterprise Products Operating, LLC                            7.00        6/01/2067           13,061
     9,000   Enterprise Products Operating, LLC                            7.03        1/15/2068           10,257
     5,000   Genesis Energy, LP & Genesis Energy Finance Corp.             5.75        2/15/2021            5,075
     8,000   Martin Midstream Partners, LP                                 7.25        2/15/2021            8,420
     3,000   NGL Energy Partners, LP(c)                                    6.88       10/15/2021            3,187
    12,000   NGPL PipeCo, LLC(c)                                           7.12       12/15/2017           12,150
     3,000   NGPL PipeCo, LLC(c)                                           9.63        6/01/2019            3,263
     5,000   NGPL PipeCo, LLC(c)                                           7.77       12/15/2037            4,925
     5,000   ONEOK, Inc.                                                   4.25        2/01/2022            4,930
     5,000   Penn Virginia Resource Partners, LP                           6.50        5/15/2021            5,337
     5,000   Regency Energy Partners, LP                                   5.88        3/01/2022            5,250
    13,000   Sabine Pass Liquefaction, LLC                                 5.63        2/01/2021           13,520
     2,000   Sabine Pass LNG, LP                                           6.50       11/01/2020            2,095
     5,000   Southern Union Co.                                            3.24(f)    11/01/2066            4,200
     3,000   Targa Resources Partners, LP                                  6.88        2/01/2021            3,188
     3,000   Targa Resources Partners, LP                                  5.25        5/01/2023            3,060
     3,000   TEPPCO Partners, LP                                           7.00        6/01/2067            3,070
     5,000   Tesoro Logistics, LP & Tesoro Logistics Finance Corp.         6.13       10/15/2021            5,225
    10,000   Williams Companies, Inc.                                      4.55        6/24/2024            9,983
                                                                                                       ----------
                                                                                                          160,394
                                                                                                       ----------
             Total Energy                                                                                 319,924
                                                                                                       ----------

================================================================================

20  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             FINANCIALS (13.0%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
 $  10,000   Prospect Capital Corp.                                        5.00%       7/15/2019       $   10,394
     8,419   Walter Investment Management Corp.(a)                         4.75       12/11/2020            8,310
    10,000   Walter Investment Management Corp.(c)                         7.88       12/15/2021           10,250
                                                                                                       ----------
                                                                                                           28,954
                                                                                                       ----------
             CONSUMER FINANCE (0.5%)
     4,000   American Express Co.                                          6.80        9/01/2066            4,370
     5,000   Cogent Communications Finance, Inc.(c)                        5.63        4/15/2021            4,913
     3,000   Credit Acceptance Corp.(c)                                    6.13        2/15/2021            3,105
                                                                                                       ----------
                                                                                                           12,388
                                                                                                       ----------
             DIVERSIFIED BANKS (0.8%)
     1,800   USB Realty Corp.(c)                                           1.38(f)             -(g)         1,665
    15,000   Wells Fargo & Co.                                             3.50        3/08/2022           15,494
                                                                                                       ----------
                                                                                                           17,159
                                                                                                       ----------
             INVESTMENT BANKING & BROKERAGE (0.0%)
     1,000   Lehman Brothers Holdings, Inc.(d)                             5.75        4/25/2011              203
     1,500   Lehman Brothers Treasury Co. B.V.(d)                          6.88       12/29/2010              450
                                                                                                       ----------
                                                                                                              653
                                                                                                       ----------
             LIFE & HEALTH INSURANCE (3.1%)
     3,000   American Equity Investment Life Holding Co.                   6.63        7/15/2021            3,210
     3,000   Forethought Financial Group(c)                                8.63        4/15/2021            3,419
    23,000   Lincoln National Corp.                                        7.00        5/17/2066           23,733
     2,000   MetLife, Inc.                                                10.75        8/01/2039            3,200
    10,000   Prudential Financial, Inc.                                    5.20        3/15/2044           10,187
    25,465   StanCorp Financial Group, Inc.                                6.90        6/01/2067           26,802
                                                                                                       ----------
                                                                                                           70,551
                                                                                                       ----------
             MULTI-LINE INSURANCE (2.6%)
    21,299   Genworth Holdings, Inc.                                       6.15       11/15/2066           19,435
    25,000   Glen Meadow Pass-Through Trust(c)                             6.51        2/12/2067           24,812
    15,000   Nationwide Mutual Insurance Co.(c)                            5.81(f)    12/15/2024           15,188
                                                                                                       ----------
                                                                                                           59,435
                                                                                                       ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     4,000   GE Capital Trust I                                            6.38       11/15/2067            4,450
     5,000   General Electric Capital Corp.                                6.25                -(g)         5,559
     1,000   Washington Mutual Bank(d)                                     5.55        6/16/2010              286
                                                                                                       ----------
                                                                                                           10,295
                                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (1.5%)
    10,000   AmTrust Financial Services, Inc.(c)                           6.13        8/15/2023           10,550
     1,000   Assured Guaranty Municipal Holdings, Inc.(c)                  6.40       12/15/2066              895

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
 $   2,300   Assured Guaranty U.S. Holdings, Inc.                          6.40%      12/15/2066       $    2,133
     3,780   Hanover Insurance Group, Inc.                                 8.21        2/03/2027            4,221
     5,400   Ironshore Holdings, Inc.(c)                                   8.50        5/15/2020            6,383
     6,000   Liberty Mutual Group, Inc.(c)                                 7.00        3/15/2037            6,390
     2,000   Syncora Holdings Ltd.                                         6.88                -(g)           760
     2,000   Zenith National Insurance Capital Trust I(c)                  8.55        8/01/2028            2,005
                                                                                                       ----------
                                                                                                           33,337
                                                                                                       ----------
             REAL ESTATE DEVELOPMENT (0.1%)
     2,500   Howard Hughes Corp.(c)                                        6.88       10/01/2021            2,644
                                                                                                       ----------
             REGIONAL BANKS (1.1%)
     1,000   AmSouth Bancorp.                                              6.75       11/01/2025            1,156
     6,940   First Tennessee Capital II                                    6.30        4/15/2034            6,836
     1,500   M&T Capital Trust I                                           8.23        2/01/2027            1,526
     2,000   M&T Capital Trust II                                          8.28        6/01/2027            2,032
    10,409   Regions Bank                                                  6.45        6/26/2037           12,346
     1,790   Regions Financial Corp.                                       7.38       12/10/2037            2,271
                                                                                                       ----------
                                                                                                           26,167
                                                                                                       ----------
             REINSURANCE (0.1%)
     2,000   Alterra USA Holdings Ltd.(c)                                  7.20        4/14/2017            2,221
                                                                                                       ----------
             REITs - HEALTH CARE (0.1%)
     2,000   CareTrust REIT, Inc.(c)                                       5.88        6/01/2021            2,015
                                                                                                       ----------
             REITs - RETAIL (0.3%)
     3,000   Brixmor, LLC                                                  5.30        1/15/2015            3,045
     2,675   Brixmor, LLC                                                  5.25        9/15/2015            2,715
     1,550   Brixmor, LLC                                                  7.50        7/30/2029            1,517
                                                                                                       ----------
                                                                                                            7,277
                                                                                                       ----------
             REITs - SPECIALIZED (0.2%)
     5,000   Aviv Heathcare Properties, LP                                 6.00       10/15/2021            5,275
                                                                                                       ----------
             SPECIALIZED FINANCE (0.7%)
    10,000   National Rural Utilities Cooperative Finance Corp.            4.75        4/30/2043            9,981
     5,000   PHH Corp.                                                     6.38        8/15/2021            5,050
                                                                                                       ----------
                                                                                                           15,031
                                                                                                       ----------
             THRIFTS & MORTGAGE FINANCE (0.2%)
     5,000   Ocwen Financial Corp.(c)                                      6.63        5/15/2019            5,125
                                                                                                       ----------
             Total Financials                                                                             298,527
                                                                                                       ----------
             HEALTH CARE (1.6%)
             ------------------
             HEALTH CARE EQUIPMENT (0.2%)
     5,000   Universal Hospital Services, Inc.                             7.63        8/15/2020            5,125
                                                                                                       ----------

================================================================================

22  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             HEALTH CARE FACILITIES (0.4%)
 $   5,000   Kindred Healthcare, Inc.(c)                                   6.38%       4/15/2022       $    4,975
     2,000   Tenet Healthcare Corp.                                        8.00        8/01/2020            2,140
     2,000   Tenet Healthcare Corp.                                        4.50        4/01/2021            1,953
                                                                                                       ----------
                                                                                                            9,068
                                                                                                       ----------
             HEALTH CARE SERVICES (0.3%)
     2,500   21st Century Oncology Holdings, Inc.                          9.88        4/15/2017            2,087
     2,000   DaVita HealthCare Partners, Inc.                              5.13        7/15/2024            1,974
     2,000   ResCare, Inc.                                                10.75        1/15/2019            2,170
                                                                                                       ----------
                                                                                                            6,231
                                                                                                       ----------
             HEALTH CARE SUPPLIES (0.4%)
     1,000   DJO Finance, LLC                                              9.75       10/15/2017            1,040
     3,000   DJO Finance, LLC                                              7.75        4/15/2018            3,105
     4,000   VWR Funding, Inc.                                             7.25        9/15/2017            4,240
                                                                                                       ----------
                                                                                                            8,385
                                                                                                       ----------
             PHARMACEUTICALS (0.3%)
     5,000   Mallinckrodt International Finance S.A.                       4.75        4/15/2023            4,637
     2,000   Valeant Pharmaceuticals International, Inc.(c)                6.38       10/15/2020            2,073
                                                                                                       ----------
                                                                                                            6,710
                                                                                                       ----------
             Total Health Care                                                                             35,519
                                                                                                       ----------
             INDUSTRIALS (8.5%)
             ------------------
             AEROSPACE & DEFENSE (0.9%)
    22,500   Textron Financial Corp.(c)                                    6.00        2/15/2067           20,475
                                                                                                       ----------
             AIRLINES (3.6%)
       595   America West Airlines, Inc. Pass-Through Trust                6.87        1/02/2017              630
       506   America West Airlines, Inc. Pass-Through Trust                7.12        1/02/2017              557
     4,711   American Airlines, Inc. "B" Pass-Through Trust                5.63        1/15/2021            4,894
     5,941   American Airlines, Inc. Pass-Through Trust(c)                 7.00        1/31/2018            6,446
     2,966   Continental Airlines, Inc. "B" Pass-Through Trust             6.25        4/13/2020            3,204
     5,000   Continental Airlines, Inc. Pass-Through Trust                 6.13        4/29/2018            5,350
     2,853   Continental Airlines, Inc. Pass-Through Trust                 5.50        4/29/2022            2,982
    20,000   Hawaiian Airlines Pass-Through Trust                          4.95        1/15/2022           19,850
     5,000   United Air Lines, Inc. "B" Pass-Through Trust                 5.38        8/15/2021            5,212
     5,000   United Air Lines, Inc. "B" Pass-Through Trust(b)              4.63        9/03/2022            5,019
     3,802   United Air Lines, Inc. Pass-Through Trust(c)                 12.00        7/15/2017            4,229
     7,000   US Airways Group, Inc. "B" Pass-Through Trust                 5.38        5/15/2023            7,262
     5,743   US Airways Group, Inc. Pass-Through Trust                     8.50        4/22/2017            6,361
     5,000   US Airways Group, Inc. Pass-Through Trust                     5.45        6/03/2018            5,162
     2,552   US Airways Group, Inc. Pass-Through Trust                     9.75       10/22/2018            3,018
     1,609   US Airways Group, Inc. Pass-Through Trust (INS)               7.08        3/20/2021            1,778
                                                                                                       ----------
                                                                                                           81,954
                                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             BUILDING PRODUCTS (0.2%)
 $   5,000   USG Corp.(c)                                                  8.38%      10/15/2018       $    5,235
                                                                                                       ----------
             COMMERCIAL PRINTING (0.4%)
     6,000   R.R. Donnelley & Sons Co.                                     8.25        3/15/2019            7,080
     2,000   R.R. Donnelley & Sons Co.                                     6.00        4/01/2024            1,985
                                                                                                       ----------
                                                                                                            9,065
                                                                                                       ----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
     5,000   Navistar International Corp.                                  8.25       11/01/2021            5,181
                                                                                                       ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     1,000   Artesyn Escrow, Inc.(c)                                       9.75       10/15/2020              995
                                                                                                       ----------
             INDUSTRIAL MACHINERY (0.2%)
     5,000   Stanley Black & Decker, Inc.                                  5.75       12/15/2053            5,441
                                                                                                       ----------
             MARINE (0.7%)
     1,000   Navios Maritime Acquisition Corp.(c)                          8.13       11/15/2021            1,018
     5,000   Navios Maritime Holdings, Inc.                                8.13        2/15/2019            5,137
    10,000   Navios Maritime Holdings, Inc.(c)                             7.38        1/15/2022           10,200
                                                                                                       ----------
                                                                                                           16,355
                                                                                                       ----------
             RAILROADS (0.1%)
     1,250   Florida East Coast Holdings Corp.(c)                          6.75        5/01/2019            1,297
                                                                                                       ----------
             TRADING COMPANIES & DISTRIBUTORS (1.5%)
     6,034   ILFC E-Capital Trust I(c)                                     5.02(f)    12/21/2065            5,823
    16,362   ILFC E-Capital Trust II(c)                                    6.25(f)    12/21/2065           16,382
     5,000   International Lease Finance Corp.                             8.63        1/15/2022            6,200
     2,000   Jurassic Holdings III, Inc.(c)                                6.88        2/15/2021            1,995
     4,000   United Rentals North America, Inc.                            5.75       11/15/2024            4,100
                                                                                                       ----------
                                                                                                           34,500
                                                                                                       ----------
             TRUCKING (0.6%)
     4,000   Avis Budget Car Rental, LLC &
               Avis Budget Finance, Inc.(c)                                5.13        6/01/2022            3,890
     2,500   Avis Budget Car Rental, LLC &
               Avis Budget Finance, Inc.                                   5.50        4/01/2023            2,513
     6,965   YRC Worldwide, Inc.(a)                                        8.00        2/12/2019            7,087
                                                                                                       ----------
                                                                                                           13,490
                                                                                                       ----------
             Total Industrials                                                                            193,988
                                                                                                       ----------
             INFORMATION TECHNOLOGY (2.2%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.3%)
     3,500   Avaya, Inc.(c)                                                7.00        4/01/2019            3,439
     3,500   Avaya, Inc.(c)                                               10.50        3/01/2021            3,080
                                                                                                       ----------
                                                                                                            6,519
                                                                                                       ----------

================================================================================

24  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
 $   4,750   First Data Corp.(c)                                           7.38%       6/15/2019       $    4,999
     1,300   First Data Corp.(c)                                           6.75       11/01/2020            1,375
     5,200   First Data Corp.                                             11.25        1/15/2021            5,902
     4,000   Lender Processing Services, Inc.                              5.75        4/15/2023            4,304
     4,000   SunGard Data Systems, Inc.                                    6.63       11/01/2019            4,120
     1,743   SunGard Data Systems, Inc.(a)                                 4.00        3/08/2020            1,748
                                                                                                       ----------
                                                                                                           22,448
                                                                                                       ----------
             HOME ENTERTAINMENT SOFTWARE (0.2%)
     5,000   Activision Blizzard, Inc.(c)                                  5.63        9/15/2021            5,262
                                                                                                       ----------
             SYSTEMS SOFTWARE (0.5%)
     3,841   BMC Software, Inc.(a)                                         5.00        9/10/2020            3,821
     2,000   BMC Software, Inc.(c)                                         8.13        7/15/2021            2,000
     5,000   Sophia, LP(c)                                                 9.75        1/15/2019            5,425
                                                                                                       ----------
                                                                                                           11,246
                                                                                                       ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.2%)
     5,000   Denali Borrower, LLC & Denali Finance Corp.(c)                5.63       10/15/2020            5,162
                                                                                                       ----------
             Total Information Technology                                                                  50,637
                                                                                                       ----------
             MATERIALS (4.0%)
             ----------------
             ALUMINUM (0.2%)
     4,000   Aleris International, Inc.                                    7.63        2/15/2018            4,125
                                                                                                       ----------
             COMMODITY CHEMICALS (0.4%)
     5,000   Hexion U.S. Finance Corp.                                     8.88        2/01/2018            5,172
     5,000   Hexion U.S. Finance Corp.                                     6.63        4/15/2020            5,225
                                                                                                       ----------
                                                                                                           10,397
                                                                                                       ----------
             DIVERSIFIED METALS & MINING (0.4%)
     5,000   Compass Minerals International, Inc.(c)                       4.88        7/15/2024            4,925
     4,000   Thompson Creek Metals Co., Inc.                               7.38        6/01/2018            3,930
                                                                                                       ----------
                                                                                                            8,855
                                                                                                       ----------
             GOLD (0.1%)
     2,000   Allied Nevada Gold Corp.(c)                                   8.75        6/01/2019            1,339
                                                                                                       ----------
             METAL & GLASS CONTAINERS (1.1%)
     2,000   Ardagh Packaging Finance plc(c)                               6.25        1/31/2019            2,000
     4,000   Ardagh Packaging Finance plc(c)                               9.13       10/15/2020            4,340
     8,500   Reynolds Group Issuer, Inc.                                   7.88        8/15/2019            9,084
     9,000   Reynolds Group Issuer, Inc.                                   9.88        8/15/2019            9,743
                                                                                                       ----------
                                                                                                           25,167
                                                                                                       ----------
             PAPER PACKAGING (0.3%)
     7,000   Sealed Air Corp.(c)                                           6.88        7/15/2033            7,210
                                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             PAPER PRODUCTS (0.5%)
 $   8,725   Mercer International, Inc.                                    9.50%      12/01/2017       $    9,292
     4,000   Verso Paper Holdings, LLC                                     8.75        2/01/2019            2,420
                                                                                                       ----------
                                                                                                           11,712
                                                                                                       ----------
             SPECIALTY CHEMICALS (0.2%)
     5,000   Momentive Performance Materials, Inc.(d)                      9.00        1/15/2021            3,900
                                                                                                       ----------
             STEEL (0.8%)
    10,456   Allegheny Ludlum Corp.                                        6.95       12/15/2025           11,884
     2,600   Edgen Murray Corp.(c)                                         8.75       11/01/2020            2,922
     4,000   JMC Steel Group(c)                                            8.25        3/15/2018            3,975
                                                                                                       ----------
                                                                                                           18,781
                                                                                                       ----------
             Total Materials                                                                               91,486
                                                                                                       ----------
             TELECOMMUNICATION SERVICES (5.0%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.5%)
     5,000   Level 3 Financing, Inc.(c)                                    6.13        1/15/2021            5,194
     5,000   TW Telecom Holdings, Inc.                                     6.38        9/01/2023            5,669
                                                                                                       ----------
                                                                                                           10,863
                                                                                                       ----------
             INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
    10,000   CenturyLink, Inc.                                             5.80        3/15/2022           10,300
     5,000   Frontier Communications Corp.                                 7.63        4/15/2024            5,237
     9,000   Frontier Communications Corp.                                 9.00        8/15/2031            9,630
    10,000   Verizon Communications, Inc.                                  4.50        9/15/2020           10,901
    10,000   Windstream Corp.                                              7.50        6/01/2022           10,812
     3,000   Windstream Corp.                                              6.38        8/01/2023            2,974
                                                                                                       ----------
                                                                                                           49,854
                                                                                                       ----------
             WIRELESS TELECOMMUNICATION SERVICES (2.3%)
     4,000   MetroPCS Wireless, Inc.                                       6.63       11/15/2020            4,215
     3,000   NII Capital Corp.                                             8.88       12/15/2019            1,088
     2,000   NII Capital Corp.                                             7.63        4/01/2021              540
     3,500   NII International Telecom SCA(c)                              7.88        8/15/2019            2,914
    12,000   Sprint Communications, Inc.                                   7.00        8/15/2020           12,780
     6,000   Sprint Communications, Inc.                                   6.00       11/15/2022            5,940
    10,000   Sprint Corp.(c)                                               7.25        9/15/2021           10,687
     5,000   Sprint Corp.(c)                                               7.88        9/15/2023            5,362
     4,500   T-Mobile USA, Inc.                                            6.13        1/15/2022            4,646
     5,000   T-Mobile USA, Inc.                                            6.50        1/15/2024            5,225
                                                                                                       ----------
                                                                                                           53,397
                                                                                                       ----------
             Total Telecommunication Services                                                             114,114
                                                                                                       ----------

================================================================================

26  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             UTILITIES (4.6%)
             ----------------
             ELECTRIC UTILITIES (2.2%)
 $      45   FPL Energy National Wind Portfolio, LLC(c)                    6.13%       3/25/2019       $       45
        91   FPL Energy Wind Funding, LLC(c)                               6.88        6/27/2017               90
     2,000   NextEra Energy Capital Holdings, Inc.                         6.35       10/01/2066            1,981
     2,000   NextEra Energy Capital Holdings, Inc.                         6.65        6/15/2067            2,044
     2,000   NextEra Energy Capital Holdings, Inc.                         7.30        9/01/2067            2,200
     3,000   Paragon Offshore plc(c)                                       7.25        8/15/2024            2,873
    24,630   PPL Capital Funding, Inc.(e)                                  6.70        3/30/2067           25,199
    17,134   Texas Competitive Electric Holdings Co., LLC(a)               4.65       10/10/2017           13,082
     3,000   Texas Competitive Electric Holdings Co., LLC(c),(d)          11.50       10/01/2020            2,580
                                                                                                       ----------
                                                                                                           50,094
                                                                                                       ----------
             GAS UTILITIES (0.1%)
     4,000   Southern Star Central Corp.(c)                                5.13        7/15/2022            4,010
                                                                                                       ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.3%)
     7,000   AES Corp.                                                     7.38        7/01/2021            8,015
     5,000   Calpine Corp.                                                 5.75        1/15/2025            4,894
    15,000   Genon Energy, Inc.                                            9.88       10/15/2020           15,750
     1,000   NRG Yield Operating, LLC(c)                                   5.38        8/15/2024            1,000
                                                                                                       ----------
                                                                                                           29,659
                                                                                                       ----------
             MULTI-UTILITIES (1.0%)
    10,790   Integrys Energy Group, Inc.                                   6.11       12/01/2066           11,014
    11,025   Puget Sound Energy, Inc.                                      6.97        6/01/2067           11,639
                                                                                                       ----------
                                                                                                           22,653
                                                                                                       ----------
             Total Utilities                                                                              106,416
                                                                                                       ----------
             Total Corporate Obligations (cost: $1,361,407)                                             1,453,697
                                                                                                       ----------
             EURODOLLAR AND YANKEE OBLIGATIONS(12.1%)

             CONSUMER DISCRETIONARY (0.7%)
             -----------------------------
             CABLE & SATELLITE (0.7%)
     2,000   Altice S.A.(c)                                                7.75        5/15/2022            2,050
     5,000   Nara Cable Funding Ltd.(c)                                    8.88       12/01/2018            5,319
     3,000   Numericable Group S.A.(c)                                     4.88        5/15/2019            3,019
     5,000   Numericable Group S.A.(c)                                     6.00        5/15/2022            5,031
                                                                                                       ----------
                                                                                                           15,419
                                                                                                       ----------
             Total Consumer Discretionary                                                                  15,419
                                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             CONSUMER STAPLES (0.2%)
             -----------------------
             PACKAGED FOODS & MEAT (0.2%)
 $   1,000   JBS Investments GmbH(c)                                       7.25%       4/03/2024       $    1,035
     3,000   Minerva Luxembourg S.A.                                       7.75        1/31/2023            3,221
                                                                                                       ----------
                                                                                                            4,256
                                                                                                       ----------
             Total Consumer Staples                                                                         4,256
                                                                                                       ----------
             ENERGY (0.1%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
     2,000   Expro Finance Luxembourg SCA(c)                               8.50       12/15/2016            2,070
                                                                                                       ----------
             FINANCIALS (3.1%)
             -----------------
             DIVERSIFIED BANKS (0.7%)
     1,000   Barclays Bank plc(c)                                          5.93                -(g)         1,064
     3,500   BayernLB Capital Trust I(d)                                   6.20                -(g)         3,255
     5,000   Royal Bank of Scotland Group plc                              7.64                -(g)         5,338
     5,000   Royal Bank of Scotland Group plc                              9.50        3/16/2022            5,823
                                                                                                       ----------
                                                                                                           15,480
                                                                                                       ----------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
     5,000   Deutsche Bank Capital Trust IV                                4.59                -(g)         4,875
                                                                                                       ----------
             LIFE & HEALTH INSURANCE (0.1%)
     2,000   Great-West Life & Annuity Insurance Capital, LP(c)            7.15        5/16/2046            2,090
                                                                                                       ----------
             MULTI-LINE INSURANCE (0.3%)
     5,000   AXA S.A.(c)                                                   6.46                -(g)         5,362
                                                                                                       ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     2,000   ING Capital Funding Trust III                                 3.83(f)             -(g)         2,005
     6,986   ING Groep N.V.                                                5.78                -(g)         7,161
                                                                                                       ----------
                                                                                                            9,166
                                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (1.2%)
    22,000   QBE Capital Funding III Ltd.(c)                               7.25        5/24/2041           23,847
     4,000   XL Group plc                                                  6.50                -(g)         3,930
                                                                                                       ----------
                                                                                                           27,777
                                                                                                       ----------
             REINSURANCE (0.2%)
     5,000   Swiss Re Capital I, LP(c)                                     6.85                -(g)         5,338
                                                                                                       ----------
             Total Financials                                                                              70,088
                                                                                                       ----------
             INDUSTRIALS (1.4%)
             ------------------
             Aerospace & Defense (0.1%)
     2,000   Bombardier, Inc.(c)                                           6.13        1/15/2023            1,980
                                                                                                       ----------

================================================================================

28  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             AIRLINES (0.9%)
 $   1,000   Air Canada(c)                                                7.75%       4/15/2021        $    1,043
    11,539   Air Canada "B" Pass-Through Trust(c)                         5.38        5/15/2021            11,856
     2,500   Air Canada "C" Pass-Through Trust(c)                         6.63        5/15/2018             2,629
     4,518   Virgin Australia Holdings Ltd. Pass-Through Trust(c)         7.13       10/23/2018             4,710
                                                                                                       ----------
                                                                                                           20,238
                                                                                                       ----------
             INDUSTRIAL MACHINERY (0.2%)
     5,000   Dynacast International, LLC                                  9.25        7/15/2019             5,500
                                                                                                       ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
     5,250   Ashtead Capital, Inc.(c)                                     6.50        7/15/2022             5,604
                                                                                                       ----------
             Total Industrials                                                                             33,322
                                                                                                       ----------
             INFORMATION TECHNOLOGY (0.2%)
             -----------------------------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
     2,000   MMI International Ltd.(c)                                    8.00        3/01/2017             2,058
                                                                                                       ----------
             SEMICONDUCTOR EQUIPMENT (0.1%)
     4,000   Global A&T Electronics(c)                                   10.00        2/01/2019             3,590
                                                                                                       ----------
             Total Information Technology                                                                   5,648
                                                                                                       ----------
             MATERIALS (4.6%)
             ----------------
             COMMODITY CHEMICALS (0.5%)
    10,000   Braskem Finance Ltd.                                         6.45        2/03/2024            10,522
                                                                                                       ----------
             CONSTRUCTION MATERIALS (0.5%)
     1,000   CEMEX Finance, LLC(c)                                        9.38       10/12/2022             1,145
     1,500   CEMEX Finance, LLC(c)                                        6.00        4/01/2024             1,504
       215   CEMEX S.A. de C.V.(c)                                        9.00        1/11/2018               229
     3,000   CEMEX S.A. de C.V.(c)                                        6.50       12/10/2019             3,138
     5,000   Companhia Brasileira de Aluminio(c)                          4.75        6/17/2024             4,875
                                                                                                       ----------
                                                                                                           10,891
                                                                                                       ----------
             DIVERSIFIED METALS & MINING (1.0%)
       700   First Quantum Minerals Ltd.(c)                               7.25        5/15/2022               722
    15,000   Glencore Funding, LLC(c)                                     4.13        5/30/2023            14,993
     1,000   Imperial Metals Corp.(c)                                     7.00        3/15/2019             1,034
     5,000   Vedanta Resources plc(c)                                     8.25        6/07/2021             5,684
                                                                                                       ----------
                                                                                                           22,433
                                                                                                       ----------
             GOLD (0.9%)
     3,000   AuRico Gold, Inc.(c)                                         7.75        4/01/2020             3,053
     5,000   Eldorado Gold Corp.(c)                                       6.13       12/15/2020             5,137
     5,000   New Gold, Inc.(c)                                            6.25       11/15/2022             5,287

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
 $   4,000   Newcrest Finance Property Ltd.(c)                             4.20%      10/01/2022       $    3,780
     5,000   St. Barbara Ltd.(c)                                           8.88        4/15/2018            3,975
                                                                                                       ----------
                                                                                                           21,232
                                                                                                       ----------
             PAPER PACKAGING (0.4%)
     1,000   Cascades, Inc.(c)                                             5.50        7/15/2022              991
     6,200   Smurfit Kappa Treasury Funding Ltd.                           7.50       11/20/2025            7,099
                                                                                                       ----------
                                                                                                            8,090
                                                                                                       ----------
             PAPER PRODUCTS (0.2%)
     5,000   Sappi Papier Holding GmbH(c)                                  6.63        4/15/2021            5,313
                                                                                                       ----------
             PRECIOUS METALS & MINERALS (0.2%)
     5,000   Fresnillo plc(c)                                              5.50       11/13/2023            5,288
                                                                                                       ----------
             STEEL (0.9%)
    15,000   ArcelorMittal                                                 7.50       10/15/2039           15,694
     5,000   FMG Resources (August 2006) Pty Ltd.(c)                       6.88        4/01/2022            5,337
                                                                                                       ----------
                                                                                                           21,031
                                                                                                       ----------
             Total Materials                                                                              104,800
                                                                                                       ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     5,000   Digicel Ltd.(c)                                               6.00        4/15/2021            5,100
                                                                                                       ----------
             UTILITIES (1.6%)
             ----------------
             ELECTRIC UTILITIES (1.2%)
     5,000   EDP Finance B.V.(c)                                           5.25        1/14/2021            5,219
    10,000   Electricite De France S.A.(c)                                 5.25                -(g)        10,186
    10,975   Enel S.p.A.(c)                                                8.75        9/24/2073           13,006
                                                                                                       ----------
                                                                                                           28,411
                                                                                                       ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
     7,000   AES Gener S.A.(c)                                             8.38       12/18/2073            7,882
                                                                                                       ----------
             Total Utilities                                                                               36,293
                                                                                                       ----------
             Total Eurodollar and Yankee Obligations (cost: $253,216)                                     276,996
                                                                                                       ----------
             COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

             FINANCIALS (0.1%)
             -----------------
     3,137   Wells Fargo Mortgage Backed Securities Trust
               (cost: $3,039)                                              4.98(f)     4/25/2035            3,038
                                                                                                       ----------

================================================================================

30  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             COMMERCIAL MORTGAGE SECURITIES (5.0%)

             FINANCIALS (5.0%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (5.0%)
 $   2,444   Banc of America Commercial Mortgage, Inc.(c)                  5.26%      12/10/2042       $    2,306
     6,900   Banc of America Commercial Mortgage, Inc.                     5.42       10/10/2045            7,193
         6   Banc of America Commercial Mortgage, Inc.(c)                  5.46        9/10/2047                6
       490   Banc of America Commercial Mortgage, Inc.(c)                  5.94        9/10/2047              505
     5,000   Banc of America Commercial Mortgage, Inc.                     6.28        2/10/2051            5,429
     2,500   Bear Stearns Commercial Mortgage Securities, Inc.             5.49       12/11/2040            2,456
     8,610   Bear Stearns Commercial Mortgage Securities, Inc.(c)          5.66        9/11/2041            8,566
     5,000   Bear Stearns Commercial Mortgage Securities, Inc.             5.57        1/12/2045            5,148
     5,278   CD Commercial Mortgage Trust                                  5.69       10/15/2048            5,179
     2,500   Citigroup Commercial Mortgage Trust                           5.78        3/15/2049            2,638
     5,497   Citigroup Commercial Mortgage Trust                           6.14       12/10/2049            5,581
     2,950   Credit Suisse Commercial Mortgage Pass-Through Trust          5.79        6/15/2038            3,065
    15,000   Credit Suisse Commercial Mortgage Pass-Through Trust          0.34        2/15/2040           12,906
     7,110   GE Capital Commercial Mortgage Corp.                          5.28        3/10/2044            7,181
     5,000   GE Capital Commercial Mortgage Corp.                          5.31       11/10/2045            5,106
     2,000   GMAC Commercial Mortgage Securities, Inc.                     4.97       12/10/2041            2,031
     6,000   GS Mortgage Securities Corp. II                               5.84        8/10/2038            5,995
     2,830   J.P. Morgan Chase Commercial Mortgage Securities Corp.        4.97        9/12/2037            2,821
     3,750   Merrill Lynch Mortgage Trust                                  5.24        7/12/2038            3,755
     5,000   Merrill Lynch Mortgage Trust                                  5.67        5/12/2039            5,114
     5,000   Merrill Lynch Mortgage Trust                                  5.05        8/12/2039            4,986
     4,000   Morgan Stanley Capital I Trust                                5.50        3/12/2044            4,050
     1,445   Morgan Stanley Capital I, Inc.                                5.17        8/13/2042            1,476
     2,000   Wachovia Bank Commercial Mortgage Trust(c)                    4.99        5/15/2044            1,932
     4,000   Wachovia Bank Commercial Mortgage Trust                       5.37       12/15/2044            4,112
     5,000   Wachovia Bank Commercial Mortgage Trust                       5.37       11/15/2048            4,877
                                                                                                       ----------
                                                                                                          114,414
                                                                                                       ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
       630   Credit Suisse First Boston Corp.,
               acquired 6/13/2003; cost $31(h)                             1.77        5/17/2040               28
                                                                                                       ----------
             Total Financials                                                                             114,442
                                                                                                       ----------
             Total Commercial Mortgage Securities (cost: $109,792)                                        114,442
                                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (0.1%)
             ----------------------
             CASINOS & GAMING (0.1%)
 $   5,116   Mashantucket (Western) Pequot Tribe(i)
               (cost: $2,854)                                              7.35%       7/01/2026       $    2,562
                                                                                                       ----------
             EXCHANGE-TRADED FUNDS (0.7%)
        85   iShares iBoxx High Yield Corporate Bond Fund                                                   7,843
       198   SPDR Barclays High Yield Bond Fund                                                             8,015
                                                                                                       ----------
             Total Exchange-Traded Funds (cost: $15,987)                                                   15,858
                                                                                                       ----------

-----------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (13.1%)

             COMMON STOCKS (4.9%)

             CONSUMER DISCRETIONARY (1.1%)
             -----------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    58,400   LVMH Moet Hennessy Louis Vuitton S.A. ADR                                                      1,995
                                                                                                       ----------
             AUTO PARTS & EQUIPMENT (0.2%)
    57,766   Lear Corp.                                                                                     5,440
       427   MD Investors Corp., acquired 10/16/2009; cost $0*(h),(j)                                           5
                                                                                                       ----------
                                                                                                            5,445
                                                                                                       ----------
             CABLE & SATELLITE (0.3%)
    20,000   Charter Communications, Inc. "A"*                                                              3,091
    72,680   Comcast Corp. "A"                                                                              3,905
                                                                                                       ----------
                                                                                                            6,996
                                                                                                       ----------
             CASINOS & GAMING (0.1%)
    13,500   Las Vegas Sands Corp.                                                                            997
                                                                                                       ----------
             CATALOG RETAIL (0.1%)
    10,874   Harry & David Holdings, Inc., acquired 9/13/2011; cost $2,528(h),(j)                           1,446
                                                                                                       ----------
             GENERAL MERCHANDISE STORES (0.1%)
    40,435   Target Corp.                                                                                   2,410
                                                                                                       ----------
             HOME FURNISHINGS (0.1%)
    54,070   Tempur Sealy International, Inc.*                                                              2,958
                                                                                                       ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
    25,400   Hyatt Hotels Corp. "A"*                                                                        1,494
                                                                                                       ----------

================================================================================

32  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER OF                                                                                                   VALUE
SHARES       SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             PUBLISHING (0.0%)
    50,096   American Media, Inc., acquired 12/22/2010; cost $969*(h),(j)                              $        9
                                                                                                       ----------
             Total Consumer Discretionary                                                                  23,750
                                                                                                       ----------
             CONSUMER STAPLES (0.2%)
             -----------------------
             DRUG RETAIL (0.1%)
    28,400   CVS Caremark Corp.                                                                             2,169
                                                                                                       ----------
             HOUSEHOLD PRODUCTS (0.0%)
    11,242   Kimberly-Clark Corp.                                                                           1,168
                                                                                                       ----------
             PACKAGED FOODS & MEAT (0.1%)
    15,530   Keurig Green Mountain, Inc.                                                                    1,852
                                                                                                       ----------
             Total Consumer Staples                                                                         5,189
                                                                                                       ----------
             ENERGY (0.3%)
             -------------
             INTEGRATED OIL & GAS (0.1%)
     8,522   Chevron Corp.                                                                                  1,101
    32,263   Royal Dutch Shell plc ADR                                                                      2,640
                                                                                                       ----------
                                                                                                            3,741
                                                                                                       ----------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
    88,602   Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(h),(j)                           1,706
                                                                                                       ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.1%)
    22,883   Thunderbird Resources Equity, Inc., acquired 5/27/2014; cost $1,821*(h),(j)                    1,821
                                                                                                       ----------
             Total Energy                                                                                   7,268
                                                                                                       ----------
             FINANCIALS (1.0%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   202,000   Prospect Capital Corp.                                                                         2,143
                                                                                                       ----------
             DIVERSIFIED BANKS (0.0%)
    18,507   JPMorgan Chase & Co.                                                                           1,067
                                                                                                       ----------
             LIFE & HEALTH INSURANCE (0.1%)
    21,952   MetLife, Inc.                                                                                  1,155
                                                                                                       ----------
             REGIONAL BANKS (0.0%)
    27,800   BB&T Corp.                                                                                     1,029
                                                                                                       ----------
             REITs - MORTGAGE (0.5%)
   140,100   Hatteras Financial Corp.                                                                       2,683
   475,600   MFA Financial, Inc.                                                                            3,871
   361,200   Two Harbors Investment Corp.                                                                   3,695
                                                                                                       ----------
                                                                                                           10,249
                                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER OF                                                                                                   VALUE
SHARES       SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             REITs - SPECIALIZED (0.1%)
    40,677   Crown Castle International Corp.                                                          $    3,018
                                                                                                       ----------
             SPECIALIZED FINANCE (0.1%)
    35,130   CME Group, Inc.                                                                                2,598
                                                                                                       ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   115,241   People's United Financial, Inc.                                                                1,673
                                                                                                       ----------
             Total Financials                                                                              22,932
                                                                                                       ----------
             HEALTH CARE (0.4%)
             ------------------
             HEALTH CARE EQUIPMENT (0.0%)
     3,407   Diagnostic Services Holdings, acquired 6/01/2009; cost $756*(h),(j)                              210
                                                                                                       ----------
             PHARMACEUTICALS (0.4%)
    22,300   AbbVie, Inc.                                                                                   1,168
    21,662   Johnson & Johnson                                                                              2,168
    50,900   Merck & Co., Inc.                                                                              2,888
    27,607   Novartis AG ADR                                                                                2,400
                                                                                                       ----------
                                                                                                            8,624
                                                                                                       ----------
             Total Health Care                                                                              8,834
                                                                                                       ----------
             INDUSTRIALS (0.2%)
             ------------------
             AIRLINES (0.1%)
    46,000   United Continental Holdings, Inc.*                                                             2,134
                                                                                                       ----------
             INDUSTRIAL CONGLOMERATES (0.1%)
    83,000   General Electric Co.                                                                           2,088
                                                                                                       ----------
             Total Industrials                                                                              4,222
                                                                                                       ----------
             INFORMATION TECHNOLOGY (0.3%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    27,798   Automatic Data Processing, Inc.                                                                2,260
                                                                                                       ----------
             SEMICONDUCTORS (0.1%)
    74,500   Intel Corp.                                                                                    2,525
                                                                                                       ----------
             SYSTEMS SOFTWARE (0.1%)
    61,150   Microsoft Corp.                                                                                2,639
                                                                                                       ----------
             Total Information Technology                                                                   7,424
                                                                                                       ----------
             MATERIALS (0.8%)
             ----------------
             COMMODITY CHEMICALS (0.3%)
    61,015   LyondellBasell Industries N.V. "A"                                                             6,483
                                                                                                       ----------
             CONSTRUCTION MATERIALS (0.1%)
       596   Panolam Holdings Co., acquired 1/20/2010; cost $315*(h),(j)                                    1,293
                                                                                                       ----------

================================================================================

34  | USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER OF                                                                                                   VALUE
SHARES       SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
              GOLD (0.2%)
   245,000    Alamos Gold, Inc.                                                                        $    2,188
    43,000    Barrick Gold Corp.                                                                              778
    28,300    Goldcorp, Inc.                                                                                  775
    33,650    Newmont Mining Corp.                                                                            838
                                                                                                       ----------
                                                                                                            4,579
                                                                                                       ----------
              PAPER PRODUCTS (0.2%)
    54,650    Clearwater Paper Corp.*                                                                       3,694
    39,300    International Paper Co.                                                                       1,867
       534    Resolute Forest Products*                                                                         8
                                                                                                       ----------
                                                                                                            5,569
                                                                                                       ----------
              Total Materials                                                                              17,924
                                                                                                       ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    50,503    AT&T, Inc.                                                                                    1,797
    63,000    CenturyLink, Inc.                                                                             2,472
    50,650    Verizon Communications, Inc.                                                                  2,554
                                                                                                       ----------
                                                                                                            6,823
                                                                                                       ----------
              Total Telecommunication Services                                                              6,823
                                                                                                       ----------
              UTILITIES (0.3%)
              ----------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   325,000    AES Corp.                                                                                     4,748
                                                                                                       ----------

              MULTI-UTILITIES (0.1%)
    15,200    Dominion Resources, Inc.                                                                      1,028
    30,400    NiSource, Inc.                                                                                1,146
                                                                                                       ----------
                                                                                                            2,174
                                                                                                       ----------
              Total Utilities                                                                               6,922
                                                                                                       ----------
              Total Common Stocks (cost: $81,486)                                                         111,288
                                                                                                       ----------

              PREFERRED STOCKS (8.2%)

              CONSUMER STAPLES (1.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.7%)
   400,000    CHS, Inc., 7.10%, cumulative redeemable, perpetual                                           10,953
   200,000    CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                  5,865
   200,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)                   21,556
                                                                                                       ----------
                                                                                                           38,374
                                                                                                       ----------
              Total Consumer Staples                                                                       38,374
                                                                                                       ----------

================================================================================

                                                 PORTFOLIO OF INVESTMENTS  |  35

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                                                      VALUE
$(000)/SHARES     SECURITY                                                                                  (000)
-----------------------------------------------------------------------------------------------------------------
                  ENERGY (2.9%)
                  -------------
                  OIL & GAS EXPLORATION & PRODUCTION (0.9%)
       17,000     Chesapeake Energy Corp., 5.75%, perpetual(c)                                         $   20,294
                                                                                                       ----------
                  OIL & GAS STORAGE & TRANSPORTATION (2.0%)
    1,730,117     NuStar Logistics, LP, 7.63%                                                              46,891
                                                                                                       ----------
                  Total Energy                                                                             67,185
                                                                                                       ----------
                  FINANCIALS (2.8%)
                  -----------------
                  CONSUMER FINANCE (0.5%)
        3,000     Ally Financial, Inc., 7.00%, perpetual(c)                                                 3,000
      320,000     GMAC Capital Trust I, 8.13%, cumulative redeemable                                        8,698
                                                                                                       ----------
                                                                                                           11,698
                                                                                                       ----------
                  DIVERSIFIED BANKS (0.3%)
        8,000     US Bancorp, 7.19%, perpetual                                                              6,752
                                                                                                       ----------
                  LIFE & HEALTH INSURANCE (0.3%)
      274,059     Delphi Financial Group, Inc., 7.38%, cumulative redeemable                                6,809
                                                                                                       ----------
                  OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
       36,000     ING Groep N.V., 7.20%, perpetual                                                            932
       26,500     ING Groep N.V., 7.38%, perpetual                                                            679
                                                                                                       ----------
                                                                                                            1,611
                                                                                                       ----------
                  PROPERTY & CASUALTY INSURANCE (0.1%)
   $    3,000     Catlin Insurance Co. Ltd., 7.25%, perpetual(c)                                            3,113
                                                                                                       ----------
                  REGIONAL BANKS (0.1%)
        1,515     M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                   1,544
                                                                                                       ----------
                  REINSURANCE (0.0%)
        3,000     American Overseas Group Ltd., 7.50%, non-cumulative,
                    acquired 1/23/2007 - 3/02/2007; cost $3,109*(h),(j)                                       750
                                                                                                       ----------
                  REITs - HOTEL & RESORT (0.2%)
      210,000     Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                    5,360
                                                                                                       ----------
                  REITs - INDUSTRIAL (0.5%)
      185,741     ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                        12,073
                                                                                                       ----------
                  REITs - OFFICE (0.3%)
      240,000     CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                      6,305
                                                                                                       ----------
                  REITs - RESIDENTIAL (0.3%)
      100,000     Equity Residential Properties Trust, depositary shares,
                    Series K, 8.29%, cumulative redeemable, perpetual                                       6,253
                                                                                                       ----------

================================================================================

36  |  USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER OF                                                                                                   VALUE
SHARES       SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE (0.1%)
    20,000   Freddie Mac, 6.02%, perpetual*                                                            $      206
    80,000   Freddie Mac, 8.38%, perpetual*                                                                   961
                                                                                                       ----------
                                                                                                            1,167
                                                                                                       ----------
             Total Financials                                                                              63,435
                                                                                                       ----------
             TELECOMMUNICATION SERVICES (0.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
   627,000   Qwest Corp., 7.38%                                                                            16,434
                                                                                                       ----------
             UTILITIES (0.1%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    29,100   Southern California Edison, Series D, 6.50%,
                cumulative redeemable, perpetual                                                            3,095
                                                                                                       ----------
             Total Preferred Stocks (cost: $174,840)                                                      188,523
                                                                                                       ----------
             WARRANTS (0.0%)

             CONSUMER DISCRETIONARY (0.0%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.0%)
       147   Lear Corp.*                                                                                       28
                                                                                                       ----------
             CABLE & SATELLITE (0.0%)
     5,016   Charter Communications Inc. "A"*                                                                 550
                                                                                                       ----------
             Total Consumer Discretionary                                                                     578
                                                                                                       ----------
             Total Warrants (cost: $28)                                                                       578
                                                                                                       ----------
             Total Equity Securities (cost: $256,354)                                                     300,389
                                                                                                       ----------

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON
(000)                                                                     RATE         MATURITY
-----------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (4.5%)

             COMMERCIAL PAPER (3.4%)

             CONSUMER DISCRETIONARY (0.3%)
             -----------------------------
             SPECIALIZED CONSUMER SERVICES (0.3%)
  $  7,548   ERAC USA Finance, LLC(c),(k)                                 0.22%         8/05/2014           7,548
                                                                                                       ----------
             ENERGY (1.9%)
             -------------
             OIL & GAS DRILLING (0.4%)
     9,416   Nabors Industries, Inc.(c),(k)                               0.26          8/01/2014           9,416
                                                                                                       ----------

================================================================================

                                                 PORTFOLIO OF INVESTMENTS  |  37

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                   COUPON                             VALUE
(000)        SECURITY                                                     RATE         MATURITY             (000)
-----------------------------------------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
  $  4,597   Apache Corp.(c),(k)                                         0.22%        8/08/2014        $    4,597
                                                                                                       ----------
             OIL & GAS STORAGE & TRANSPORTATION (1.3%)
    16,659   Enbridge Energy Partners, LP(c),(k)                         0.23         8/05/2014            16,658
    13,263   Spectra Energy Partners, LP(c),(k)                          0.23         8/06/2014            13,263
                                                                                                       ----------
                                                                                                           29,921
                                                                                                       ----------
             Total Energy                                                                                  43,934
                                                                                                       ----------
             MATERIALS (0.9%)
             ----------------
             SPECIALTY CHEMICALS (0.9%)
    20,000   Albemarle Corp.(c),(k)                                      0.23         8/04/2014            19,999
                                                                                                       ----------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
     7,201   Kentucky Utilities Co.(c),(k)                               0.22         8/06/2014             7,201
                                                                                                       ----------
             Total Commercial Paper                                                                        78,682
                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (1.1%)
25,059,093   State Street Institutional Liquid Reserves Fund Premier Class, 0.07%(l)                       25,059
                                                                                                       ----------
             Total Money Market Instruments (cost: $103,741)                                              103,741
                                                                                                       ----------

             TOTAL INVESTMENTS (COST: $2,106,390)                                                      $2,270,723
                                                                                                       ==========

================================================================================

38  |  USAA HIGH INCOME FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)                 (LEVEL 2)           (LEVEL 3)
                                      QUOTED PRICES         OTHER SIGNIFICANT         SIGNIFICANT
                                  IN ACTIVE MARKETS                OBSERVABLE        UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS                    INPUTS              INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                    $      -                $1,453,697            $      -      $1,453,697
  Eurodollar and Yankee
    Obligations                                   -                   276,996                   -         276,996
  Collateralized Mortgage
    Obligations                                   -                     3,038                   -           3,038
  Commercial Mortgage
    Securities                                    -                   114,442                   -         114,442
  Municipal Bonds                                 -                     2,562                   -           2,562
  Exchange-Traded Funds                      15,858                         -                   -          15,858
Equity Securities:
  Common Stocks                             104,798                     1,446               5,044         111,288
  Preferred Stocks                           25,132                   162,641                 750         188,523
  Warrants                                      578                         -                   -             578
Money Market Instruments:
  Commercial Paper                                -                    78,682                   -          78,682
  Money Market Funds                         25,059                         -                   -          25,059
-----------------------------------------------------------------------------------------------------------------
Total                                      $171,425                $2,093,504            $  5,794      $2,270,723
-----------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------------------------------------------
                                                                       COMMON STOCKS            PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2013                                                  $ 4,159                        $750
Purchases                                                                      1,821                           -
Sales                                                                              -                           -
Transfers into Level 3                                                             -                           -
Transfers out of Level 3                                                      (1,142)                          -
Net realized gain (loss) on investments                                            -                           -
Change in net unrealized appreciation/depreciation
   of investments                                                                206                           -
-----------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                                  $ 5,044                        $750
-----------------------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through July 31, 2014, common stock with a value of $1,142,000 was transferred from Level 3 to Level 2 due to an increase in trading volume. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                 PORTFOLIO OF INVESTMENTS  |  39

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2014

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 12.9% of net assets at July 31, 2014.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

================================================================================

40  | USAA HIGH INCOME FUND

================================================================================

    Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

    collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT    Real estate investment trust

o   SPECIFIC NOTES

    (a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) At July 31, 2014, the aggregate market value of securities purchased on a when-issued basis was $10,937,000.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (d) At July 31, 2014, the issuer was in default with respect to interest and/or principal payments.

================================================================================

42  | USAA HIGH INCOME FUND

================================================================================

    (e) At July 31, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at July 31, 2014.

    (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at July 31, 2014, was $7,268,000, which represented 0.3% of the Fund's net assets.

    (i) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

    (j) Security was fair valued at July 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $7,240,000, which represented 0.3% of net assets of the Fund.

    (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (l) Rate represents the money market fund annualized seven-day yield at July 31, 2014.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2014

--------------------------------------------------------------------------------

ASSETS
    Investments in securities, at market value (cost of $2,106,390)                           $2,270,723
    Cash                                                                                           1,617
    Receivables:
        Capital shares sold                                                                        1,521
        Dividends and interest                                                                    30,846
        Securities sold                                                                            3,198
                                                                                              ----------
            Total assets                                                                       2,307,905
                                                                                              ----------
LIABILITIES
    Payables:
        Securities purchased                                                                      13,015
        Capital shares redeemed                                                                    5,286
    Accrued management fees                                                                        1,066
    Accrued transfer agent's fees                                                                     78
    Other accrued expenses and payables                                                              190
                                                                                              ----------
            Total liabilities                                                                     19,635
                                                                                              ----------
                Net assets applicable to capital shares outstanding                           $2,288,270
                                                                                              ==========
NET ASSETS CONSIST OF:
    Paid-in capital                                                                           $2,107,312
    Accumulated undistributed net investment income                                                1,376
    Accumulated net realized gain on investments                                                  15,249
    Net unrealized appreciation of investments                                                   164,333
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $2,288,270
                                                                                              ==========
    Net asset value, redemption price, and offering price per share:
        Fund Shares (net assets of $1,521,633/170,730 shares outstanding)                     $     8.91
                                                                                              ==========
        Institutional Shares (net assets of $757,419/85,023
            shares outstanding)                                                               $     8.91
                                                                                              ==========
        Adviser Shares (net assets of $9,218/1,033 shares outstanding)                        $     8.92
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

44  | USAA HIGH INCOME FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends (net of foreign taxes withheld of $48)                                            $ 12,921
    Interest                                                                                     129,847
                                                                                                --------
            Total income                                                                         142,768
                                                                                                --------
EXPENSES
    Management fees                                                                               11,680
    Administration and servicing fees:
        Fund Shares                                                                                2,075
        Institutional Shares                                                                         767
        Adviser Shares                                                                                12
    Transfer agent's fees:
        Fund Shares                                                                                2,094
        Institutional Shares                                                                         767
        Adviser Shares                                                                                 3
    Distribution and service fees (Note 6E):
        Adviser Shares                                                                                20
    Custody and accounting fees:
        Fund Shares                                                                                  211
        Institutional Shares                                                                         113
        Adviser Shares                                                                                 1
    Postage:
        Fund Shares                                                                                   66
        Institutional Shares                                                                          24
    Shareholder reporting fees:
        Fund Shares                                                                                   41
        Institutional Shares                                                                          27
    Trustees' fees                                                                                    20
    Registration fees:
        Fund Shares                                                                                   98
        Institutional Shares                                                                          21
        Adviser Shares                                                                                15
    Professional fees                                                                                149
    Other                                                                                             35
                                                                                                --------
            Total expenses                                                                        18,239
                                                                                                --------
NET INVESTMENT INCOME                                                                            124,529
                                                                                                --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on:
        Unaffiliated transactions                                                                 14,287
        Affiliated transactions (Note 8)                                                           8,440
    Change in net unrealized appreciation/depreciation                                            47,367
                                                                                                --------
            Net realized and unrealized gain                                                      70,094
                                                                                                --------
    Increase in net assets resulting from operations                                            $194,623
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  45

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------------------------------

                                                                            2014                    2013
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income                                              $ 124,529              $  124,702
    Net realized gain on investments                                      22,727                  43,047
    Change in net unrealized appreciation/depreciation
        of investments                                                    47,367                  57,303
                                                                       ---------------------------------
        Increase in net assets resulting from operations                 194,623                 225,052
                                                                       ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
        Fund Shares                                                      (79,590)                (76,922)
        Institutional Shares                                             (44,905)                (46,909)
        Adviser Shares                                                      (439)                   (382)
                                                                       ---------------------------------
            Total distributions of net investment income                (124,934)               (124,213)
                                                                       ---------------------------------
    Net realized gains:
        Fund Shares                                                      (24,229)                (14,530)
        Institutional Shares                                             (14,384)                (10,155)
        Adviser Shares                                                      (141)                    (79)
                                                                       ---------------------------------
            Total distributions of net realized gains                    (38,754)                (24,764)
                                                                       ---------------------------------
        Distributions to shareholders                                   (163,688)               (148,977)
                                                                       ---------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
    Fund Shares                                                          251,025                (275,508)
    Institutional Shares                                                 (18,088)                486,358
    Adviser Shares                                                         2,004                   1,148
                                                                       ---------------------------------
        Total net increase in net assets from
            capital share transactions                                   234,941                 211,998
                                                                       ---------------------------------
    Net increase in net assets                                           265,876                 288,073
NET ASSETS
    Beginning of year                                                   2,022,394              1,734,321
                                                                       ---------------------------------
    End of year                                                        $2,288,270             $2,022,394
                                                                       =================================
Accumulated undistributed net investment income:
    End of year                                                        $    1,376             $    1,611
                                                                       =================================

See accompanying notes to financial statements.

================================================================================

46  | USAA HIGH INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund consists of three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities,

================================================================================

48  | USAA HIGH INCOME FUND

================================================================================

        such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain equity securities, which are valued based on methods discussed in Note 1A2. Additionally, certain bonds, valued based on methods discussed in Note 1A1, and commercial paper, which are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation

================================================================================

50  | USAA HIGH INCOME FUND

================================================================================

    of securities falling in the Level 3 category are supported by: values ascribed to the stock in recent equity compensation awards, values assigned in the recent restructuring, discounted prior tender offer, recent acquisition offer related to the security, or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    The valuation methodology for certain level 3 securities changed during the year. These securities were previously valued using valuation models, which are now being valued as a result of a recent acquisition offer related to the security or the values ascribed to the stock in recent equity compensation awards.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

    QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                          FAIR VALUE AT                            SIGNIFICANT
                          JULY 31, 2014         VALUATION          UNOBSERVABLE
ASSETS                    ($ IN 000's)          TECHNIQUE(S)       INPUT(S)                        RANGE
--------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:

Common Stocks             $1,503                Market             Revenue Multiple(a)       0.6x - 1.2x
                                                Comparables        EBITDA Multiple(a)       3.4x - 14.4x
                                                                   Discount for lack
                                                                     of marketability(b)        30 - 50%
--------------------------------------------------------------------------------------------------------

    (a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

    (b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

================================================================================

52  | USAA HIGH INCOME FUND

================================================================================

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of July 31, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $11,045,000; all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2014, there were no custodian and other bank credits.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

H. REDEMPTION FEES - All share classes held in the Fund less than 180 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the year ended July 31, 2014, the Fund Shares and Adviser Shares incurred redemption fees of $52,000 and $6,000, respectively.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2014, the Fund paid CAPCO facility fees of $12,000, which represents 3.3% of the total fees paid to CAPCO by the USAA

================================================================================

54  | USAA HIGH INCOME FUND

================================================================================

Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2014.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for pay-down gains and losses, defaulted bond and hybrid interest accrual adjustments resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $170,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2014, and 2013, was as follows:

                                                2014                   2013
                                            ------------------------------------
Ordinary income*                            $130,032,000            $128,540,000
Long-term realized capital gain               33,656,000              20,437,000
                                            ------------            ------------
  Total distributions paid                  $163,688,000            $148,977,000
                                            ============            ============

As of July 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                      $  2,810,000
Undistributed long-term capital gains                                 14,726,000
Unrealized appreciation of investments                               163,790,000

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales, defaulted bond, hybrid interest accrual, and non-REIT return of capital dividend adjustments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2014, were $627,166,000 and $434,172,000, respectively.

As of July 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was $2,106,933,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2014, for federal income tax purposes, were $191,008,000 and $27,218,000, respectively, resulting in net unrealized appreciation of $163,790,000.

================================================================================

56  | USAA HIGH INCOME FUND

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                              YEAR ENDED                             YEAR ENDED
                                             JULY 31, 2014                          JULY 31, 2013
                                       -----------------------------------------------------------------
                                        SHARES             AMOUNT             SHARES            AMOUNT
                                       -----------------------------------------------------------------
FUND SHARES:
Shares sold                             53,201           $ 470,320            58,445          $ 513,780
Shares issued from reinvested
  dividends                             10,946              96,272             9,721             84,713
Shares redeemed*                       (35,733)           (315,567)          (99,767)          (874,001)
                                       -----------------------------------------------------------------
Net increase (decrease) from
  capital share transactions            28,414           $ 251,025           (31,601)         $(275,508)
                                       =================================================================
INSTITUTIONAL SHARES:
Shares sold                             20,459           $ 180,757            89,777          $ 786,599
Shares issued from reinvested
  dividends                              6,603              58,002             6,479             56,611
Shares redeemed                        (29,077)           (256,847)          (40,658)          (356,852)
                                       -----------------------------------------------------------------
Net increase (decrease) from
  capital share transactions            (2,015)          $ (18,088)           55,598          $ 486,358
                                       =================================================================
ADVISER SHARES:
Shares sold                                342           $   3,030               163          $   1,439
Shares issued from reinvested
  dividends                                 17                 153                 6                 57
Shares redeemed*                          (134)             (1,179)              (39)              (348)
                                       -----------------------------------------------------------------
Net increase from capital
  share transactions                       225           $   2,004               130          $   1,148
                                       =================================================================

*Net of redemption fees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the year ended July 31, 2014, there were no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper High Yield Bond Funds Index over the performance period. The Lipper High Yield Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper High Yield Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                           ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                               (IN BASIS POINTS AS A PERCENTAGE
(IN BASIS POINTS)(1)                             OF AVERAGE NET ASSETS)(1)
--------------------------------------------------------------------------------
+/- 20 to 50                                     +/- 4
+/- 51 to 100                                    +/- 5
+/- 101 and greater                              +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance

================================================================================

58  | USAA HIGH INCOME FUND

================================================================================

    period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Yield Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $11,680,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $645,000, $239,000, and $3,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares the performance adjustments were 0.05%, 0.03%, and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,075,000, $767,000, and $12,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2014, the Fund reimbursed the Manager $58,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

C. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 1.20% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended July 31, 2014, there were no reimbursable expenses incurred by the Adviser Shares.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2014, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,094,000, $767,000, and $3,000, respectively. For the year ended July 31, 2014, the Fund recorded a receivable from SAS of less than $500 for adjustments related to capital gains payable.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or

================================================================================

60  | USAA HIGH INCOME FUND

================================================================================

    a contingent deferred sales charge. For the year ended July 31, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $20,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of July 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                       0.3
USAA Target Retirement Income Fund                                       0.9
USAA Target Retirement 2020 Fund                                         1.7
USAA Target Retirement 2030 Fund                                         2.3
USAA Target Retirement 2040 Fund                                         1.2
USAA Target Retirement 2050 Fund                                         0.1
USAA Target Retirement 2060 Fund                                         0.0*

    *Represents less than 0.1%.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2014, USAA and its affiliates owned 617,000 shares which represent 59.8% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                     COST TO       NET REALIZED
      SELLER                     PURCHASER                          PURCHASER      GAIN TO SELLER
---------------------------------------------------------------------------------------------------
USAA High Income Fund        USAA Income Fund                      $36,977,000      $3,256,000
USAA High Income Fund        USAA Intermediate-Term Bond Fund       27,248,000       3,149,000
USAA High Income Fund        USAA Short-Term Bond Fund              18,046,000       2,035,000

================================================================================

62  | USAA HIGH INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                               YEAR ENDED JULY 31,
                                 --------------------------------------------------------------------------
                                       2014            2013            2012            2011            2010
                                 --------------------------------------------------------------------------
Net asset value at beginning
  of period                      $     8.79      $     8.42      $     8.60      $     8.08      $     6.96
                                 --------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                 .50             .55             .57             .60             .66
  Net realized and unrealized
    gain (loss)                         .29             .46            (.18)            .52            1.11
                                 --------------------------------------------------------------------------
Total from investment
  operations                            .79            1.01             .39            1.12            1.77
                                 --------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.51)           (.53)           (.57)           (.60)           (.65)
  Realized capital gains               (.16)           (.11)              -               -               -
  Redemption fees                       .00(b)            -               -               -               -
                                 --------------------------------------------------------------------------
Total distributions                    (.67)           (.64)           (.57)           (.60)           (.65)
                                 --------------------------------------------------------------------------
Net asset value at end of
  period                         $     8.91      $     8.79      $     8.42      $     8.60      $     8.08
                                 ==========================================================================
Total return (%)*                      9.35           12.39            4.99           14.28           26.15(a)
Net assets at end of
  period (000)                   $1,521,633      $1,250,728      $1,464,070      $1,482,706      $1,139,425
Ratios to average net assets:**
  Expenses (%)                          .89             .94(c)          .95(c)          .90(c)          .92(a),(c)
  Expenses, excluding
    reimbursements (%)                  .89             .94(c)          .95(c)            -             .92(a),(c)
 Net investment income (%)             5.71            6.15            6.96            7.06            8.43
Portfolio turnover (%)                   21              47              52              54(e)           62(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2014, average net assets were $1,384,520,000.
(a) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $124,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(b) Represents less than $0.01 per share.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Reflects increased trading activity due to market volatility.
(e) Reflects decreased trading activity due to market volatility.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         YEAR ENDED JULY 31,
                                    -----------------------------------------------------------------------
                                       2014            2013            2012            2011            2010
                                    -----------------------------------------------------------------------
Net asset value at beginning
  of period                         $  8.78        $   8.41        $   8.60       $    8.08         $  6.95
                                    -----------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                 .52             .54             .58            .62              .68
  Net realized and unrealized
    gain (loss)                         .29             .49            (.18)           .52             1.12
                                    -----------------------------------------------------------------------
Total from investment
  operations                            .81            1.03             .40           1.14             1.80
                                    -----------------------------------------------------------------------
Less distributions from:
  Net investment income                (.52)           (.55)           (.59)          (.62)            (.67)
  Realized capital gains               (.16)           (.11)              -              -                -
                                    -----------------------------------------------------------------------
Total distributions                    (.68)           (.66)           (.59)          (.62)            (.67)
                                    -----------------------------------------------------------------------
Net asset value at end
  of period                         $   8.91       $   8.78        $   8.41       $   8.60          $  8.08
                                    =======================================================================
Total return (%)*                       9.61          12.63            5.09          14.57            26.68
Net assets at end of
  period (000)                      $757,419       $764,558        $264,540       $146,535          $95,618
Ratios to average net assets:**
  Expenses (%)                           .76            .76(b)          .76(b)         .65(a),(b)       .63(a),(b)
  Net investment income (%)             5.87           6.22            7.09           7.30             8.65
Portfolio turnover (%)                    21             47              52             54(d)            62(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2014, average net assets were $767,511,000.
(a) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.65% of the Institutional Shares' average net assets.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Reflects increased trading activity due to market volatility.
(d) Reflects decreased trading activity due to market volatility.

================================================================================

64  | USAA HIGH INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                           PERIOD ENDED
                                                          YEAR ENDED JULY 31,                JULY 31,
                                               ---------------------------------------------------------
                                                 2014            2013            2012            2011***
                                               ------------------------------------------------------
Net asset value at beginning of period         $ 8.79          $ 8.42          $ 8.60          $ 8.09
                                               ------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           .49             .52             .55             .55
  Net realized and unrealized gain (loss)         .27             .47            (.19)            .54
                                               ------------------------------------------------------
Total from investment operations                  .76             .99             .36            1.09
                                               ------------------------------------------------------
Less distributions from:
  Net investment income                          (.48)           (.51)           (.55)           (.58)
  Realized capital gains                         (.16)           (.11)              -               -
  Redemption fees                                 .01             .00(d)          .01               -
                                               ------------------------------------------------------
Total distributions                              (.63)           (.62)           (.54)           (.58)
                                               ------------------------------------------------------
Net asset value at end of period               $ 8.92          $ 8.79          $ 8.42          $ 8.60
                                               ======================================================
Total return (%)*                                9.16           12.13            4.76           13.90
Net assets at end of period (000)              $9,218          $7,108          $5,711          $5,533
Ratios to average net assets:**
  Expenses (%)                                   1.19            1.20(b)         1.20(b)         1.20(a),(b)
  Expenses, excluding reimbursements (%)         1.19            1.34(b)         1.45(b)         1.86(a),(b)
  Net investment income (%)                      5.41            5.85            6.71            6.77(a)
Portfolio turnover (%)                             21              47              52              54(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2014, average net assets were $8,006,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Reflects decreased trading activity due to market volatility.
(d) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

EXPENSE EXAMPLE

July 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2014, through July 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

66  | USAA HIGH INCOME FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                           EXPENSES PAID
                                      BEGINNING           ENDING          DURING PERIOD*
                                    ACCOUNT VALUE      ACCOUNT VALUE     FEBRUARY 1, 2014 -
                                   FEBRUARY 1, 2014    JULY 31, 2014       JULY 31, 2014
                                   --------------------------------------------------------
FUND SHARES
Actual                                $1,000.00           $1,047.60             $4.42

Hypothetical
 (5% return before expenses)           1,000.00            1,020.48              4.36

INSTITUTIONAL SHARES
Actual                                 1,000.00            1,048.20              3.91

Hypothetical
 (5% return before expenses)           1,000.00            1,020.98              3.86

ADVISER SHARES
Actual                                 1,000.00            1,046.10              6.07

Hypothetical
 (5% return before expenses)           1,000.00            1,018.84              6.01

* Expenses are equal to the annualized expense ratio of 0.87% for Fund Shares, 0.77% for Institutional Shares, and 1.18% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 4.76% for Fund Shares, 4.82% for Institutional Shares, and 4.61% for Adviser Shares for the six-month period of February 1, 2014, through July 31, 2014.

================================================================================

                                                          EXPENSE EXAMPLE  |  67

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2014

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the

================================================================================

68  | USAA HIGH INCOME FUND

================================================================================

Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement.

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered.

================================================================================

                                                    ADVISORY AGREEMENT(S)  |  69

================================================================================

The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the advisory fees and total expense ratios of the Fund as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The expenses of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

================================================================================

70  | USAA HIGH INCOME FUND

================================================================================

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the top 20% of its performance universe for the one- and three-year periods ended December 31, 2013, and was in the top 15% of its performance universe for the five-year period ended December 31, 2013.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

================================================================================

                                                    ADVISORY AGREEMENT(S)  |  71

================================================================================

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

72  | USAA HIGH INCOME FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  73

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (8/11-4/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

74  | USAA HIGH INCOME FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (5/07-6/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  75

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-2/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over two years as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

76  | USAA HIGH INCOME FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee.
   (3) Member of Audit Committee.
   (4) Member of Pricing and Investment Committee.
   (5) Member of Corporate Governance Committee.
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  77

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.

================================================================================

78  | USAA HIGH INCOME FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  79

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

80  | USAA HIGH INCOME FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Ref erence Room may be obtained by calling (800) 732-0330.

209371-0914

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    40052-0914                               (C)2014, USAA. All rights reserved.

    ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2014 and 2013 were $438,538 and $460,191, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2014 and 2013 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to the review of federal tax returns for fiscal years ended July 31, 2014 and 2013 were $27,802 and $54,750, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for July 31, 2014 and 2013 were $434,270 and $442,000, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2014 and 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:      09/22/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      09/24/2014
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     09/24/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.